Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Shares	Value
COMMON STOCKS† - 13.3%
Financial - 2.9%
TPG Pace Beneficial II Corp.*,1	160,210	$ 1,590,886
MSD Acquisition Corp. — Class A*,1	116,869	1,191,479
AfterNext HealthTech Acquisition Corp. — Class A*,1	107,300	1,091,338
Conyers Park III Acquisition Corp. — Class A*,1	99,600	1,001,976
Acropolis Infrastructure Acquisition Corp. — Class A*,1	98,300	992,830
Waverley Capital Acquisition Corp. 1 — Class A*,1	93,900	952,146
Blue Whale Acquisition Corp. I — Class A*,1	57,300	566,124
SVB Financial Group*,2	1,645	473,941
Arch Capital Group Ltd.*	6,043	423,010
Capital One Financial Corp.[2]	3,842	419,085
Everest Re Group Ltd.[2]	1,091	418,911
Cincinnati Financial Corp.[2]	3,426	413,518
Bank of New York Mellon Corp.[2]	8,115	412,891
American Express Co.[2]	2,358	410,268
Citigroup, Inc.[2]	8,086	409,879
CBRE Group, Inc. — Class A*,2	4,783	407,225
State Street Corp.[2]	4,591	407,130
Truist Financial Corp.[2]	8,619	404,662
Welltower, Inc. REIT[2]	5,440	403,213
Progressive Corp.[2]	2,804	402,430
Franklin Resources, Inc.[2]	13,645	402,118
U.S. Bancorp[2]	8,414	401,600
Fifth Third Bancorp[2]	11,030	400,389
Wells Fargo & Co.[2]	8,536	399,229
Discover Financial Services[2]	3,523	394,576
JPMorgan Chase & Co.[2]	2,745	393,496
Northern Trust Corp.[2]	4,129	393,370
Loews Corp.[2]	6,424	392,442
Morgan Stanley[2]	4,055	391,307
UDR, Inc. REIT[2]	9,092	389,501
Ventas, Inc. REIT[2]	7,985	388,470
Ameriprise Financial, Inc.[2]	1,130	387,443
Zions Bancorp North America[2]	7,636	386,534
Comerica, Inc.[2]	5,499	385,480
Essex Property Trust, Inc. REIT[2]	1,688	384,965
Prologis, Inc. REIT[2]	3,118	384,761
Bank of America Corp.[2]	11,203	384,263
Regions Financial Corp.[2]	16,477	384,244
Visa, Inc. — Class A2	1,739	382,476
Huntington Bancshares, Inc.[2]	24,937	382,035
First Republic Bank[2]	3,100	381,331
Extra Space Storage, Inc. REIT[2]	2,316	381,329
KeyCorp[2]	20,825	380,889
Hartford Financial Services Group, Inc.[2]	4,861	380,519
Citizens Financial Group, Inc.[2]	9,112	380,517
Simon Property Group, Inc. REIT[2]	3,108	379,456
Globe Life, Inc.[2]	3,114	378,943
CME Group, Inc. — Class A2	2,028	375,910
M&T Bank Corp.[2]	2,396	372,075
PNC Financial Services Group, Inc.[2]	2,355	371,902
Equinix, Inc. REIT[2]	537	369,601
Mastercard, Inc. — Class A2	1,040	369,502
Synchrony Financial[2]	10,334	369,027
Principal Financial Group, Inc.[2]	4,120	368,987
AvalonBay Communities, Inc. REIT[2]	2,138	368,848
Cboe Global Markets, Inc.[2]	2,917	368,038
Public Storage REIT[2]	1,219	364,420
Alexandria Real Estate Equities, Inc. REIT[2]	2,431	364,115
Allstate Corp.[2]	2,822	363,417
Lincoln National Corp.[2]	11,448	363,131
Travelers Companies, Inc.[2]	1,954	361,725
Equity Residential REIT[2]	5,781	361,428
Berkshire Hathaway, Inc. — Class B*,2	1,184	361,333
Aon plc — Class A2	1,187	360,907
MetLife, Inc.[2]	5,026	360,515
Weyerhaeuser Co. REIT[2]	11,523	360,094
Realty Income Corp. REIT[2]	5,630	360,039
Federal Realty Investment Trust REIT[2]	3,370	359,849
Mid-America Apartment Communities, Inc. REIT[2]	2,245	359,424
Camden Property Trust REIT[2]	3,127	358,855
Invitation Homes, Inc. REIT	11,478	358,802
VICI Properties, Inc. REIT[2]	10,693	358,536
Prudential Financial, Inc.[2]	3,579	357,900
Intercontinental Exchange, Inc.[2]	3,511	357,420
Boston Properties, Inc. REIT[2]	5,444	356,473
Goldman Sachs Group, Inc.[2]	1,010	355,166
American International Group, Inc.[2]	5,804	354,682
Arthur J Gallagher & Co.[2]	1,891	354,279
Assurant, Inc.[2]	2,781	354,272
Charles Schwab Corp.[2]	4,546	354,224
Brown & Brown, Inc.[2]	6,308	353,690
BlackRock, Inc. — Class A2	513	353,678
Digital Realty Trust, Inc. REIT[2]	3,391	353,444
Aflac, Inc.[2]	5,186	353,426
Chubb Ltd.	1,669	352,192
Iron Mountain, Inc. REIT[2]	6,668	351,737
Signature Bank[2]	3,057	351,708
Invesco Ltd.[2]	19,773	349,191
Willis Towers Watson plc[2]	1,484	347,790
Regency Centers Corp. REIT[2]	5,520	347,208
Raymond James Financial, Inc.[2]	3,198	346,855
Host Hotels & Resorts, Inc. REIT[2]	20,510	344,568
Kimco Realty Corp. REIT[2]	16,713	344,455

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 13.3% (continued)
Financial - 2.9% (continued)

Healthpeak Properties, Inc. REIT[2]	14,310	$ 344,299
Marsh & McLennan Companies, Inc.[2]	2,121	343,899
T. Rowe Price Group, Inc.[2]	3,028	339,984
Crown Castle, Inc. REIT[2]	2,594	339,165
American Tower Corp. — Class A REIT[2]	1,696	335,825
SBA Communications Corp. REIT[2]	1,259	326,522
W R Berkley Corp.[2]	4,932	326,449
Nasdaq, Inc.[2]	5,741	321,841
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	1,042,740	104
Sparta Systems*,†††	1,922	–
Total Financial		42,447,551
Consumer, Non-cyclical - 2.7%
Align Technology, Inc.*,2	1,920	594,240
Catalent, Inc.*,2	8,108	553,128
United Rentals, Inc.[2]	1,029	482,117
West Pharmaceutical Services, Inc.[2]	1,517	480,934
GE HealthCare Technologies, Inc.*	6,169	468,844
Dentsply Sirona, Inc.[2]	11,986	456,307
MarketAxess Holdings, Inc.[2]	1,292	441,154
Lamb Weston Holdings, Inc.[2]	4,240	426,713
FleetCor Technologies, Inc.*,2	1,977	424,640
Bio-Rad Laboratories, Inc. — Class A*,2	872	416,677
Global Payments, Inc.[2]	3,706	415,813
IDEXX Laboratories, Inc.*,2	862	407,933
DaVita, Inc.*,2	4,878	401,264
Robert Half International, Inc.[2]	4,969	400,601
Quanta Services, Inc.[2]	2,449	395,269
Zoetis, Inc.[2]	2,365	394,955
Edwards Lifesciences Corp.*,2	4,899	394,076
Hologic, Inc.*,2	4,903	390,475
Stryker Corp.[2]	1,483	389,851
Viatris, Inc.[2]	33,658	383,701
Cooper Companies, Inc.[2]	1,172	383,209
Medtronic plc[2]	4,615	382,122
Universal Health Services, Inc. — Class B2	2,850	380,674
Church & Dwight Company, Inc.[2]	4,534	379,859
Clorox Co.[2]	2,439	379,118
Charles River Laboratories International, Inc.*,2	1,726	378,581
Equifax, Inc.[2]	1,838	372,250
Avery Dennison Corp.[2]	2,041	371,850
HCA Healthcare, Inc.[2]	1,527	371,748
Laboratory Corporation of America Holdings[2]	1,553	371,726
Monster Beverage Corp.*,2	3,627	369,084
Regeneron Pharmaceuticals, Inc.*,2	484	368,043
Molson Coors Beverage Co. — Class B2	6,916	367,862
Estee Lauder Companies, Inc. — Class A2	1,509	366,762
Boston Scientific Corp.*,2	7,848	366,659
Moody's Corp.[2]	1,260	365,589
Hershey Co.[2]	1,532	365,106
PayPal Holdings, Inc.*,2	4,929	362,774
IQVIA Holdings, Inc.*,2	1,740	362,738
Zimmer Biomet Holdings, Inc.[2]	2,917	361,329
Altria Group, Inc.[2]	7,768	360,668
Corteva, Inc.[2]	5,760	358,791
S&P Global, Inc.[2]	1,047	357,120
STERIS plc	1,890	355,377
Merck & Company, Inc.[2]	3,335	354,311
Cardinal Health, Inc.[2]	4,679	354,247
Kraft Heinz Co.[2]	9,084	353,731
Mondelez International, Inc. — Class A2	5,411	352,689
ResMed, Inc.[2]	1,652	351,876
Illumina, Inc.*,2	1,764	351,389
Cintas Corp.[2]	800	350,776
Thermo Fisher Scientific, Inc.[2]	647	350,519
Henry Schein, Inc.*,2	4,468	349,889
Teleflex, Inc.[2]	1,467	349,483
Conagra Brands, Inc.[2]	9,543	347,461
J M Smucker Co.[2]	2,346	346,950
Gartner, Inc.*,2	1,057	346,495
Brown-Forman Corp. — Class B2	5,341	346,471
Philip Morris International, Inc.[2]	3,554	345,804
Dexcom, Inc.*,2	3,115	345,796
PepsiCo, Inc.[2]	1,981	343,763
Becton Dickinson and Co.[2]	1,465	343,616
Abbott Laboratories[2]	3,375	343,305
Biogen, Inc.*,2	1,271	342,992
Hormel Foods Corp.[2]	7,717	342,480
AbbVie, Inc.[2]	2,225	342,428
Campbell Soup Co.[2]	6,519	342,378
Colgate-Palmolive Co.[2]	4,665	341,945
Coca-Cola Co.[2]	5,746	341,944
McKesson Corp.[2]	977	341,764
AmerisourceBergen Corp. — Class A2	2,195	341,454
Verisk Analytics, Inc. — Class A2	1,988	340,167
Incyte Corp.*,2	4,406	339,174
Quest Diagnostics, Inc.[2]	2,438	337,322
Vertex Pharmaceuticals, Inc.*,2	1,162	337,317
Tyson Foods, Inc. — Class A2	5,689	337,016
Kroger Co.[2]	7,806	336,751
Humana, Inc.[2]	680	336,613
General Mills, Inc.[2]	4,227	336,089
Constellation Brands, Inc. — Class A2	1,499	335,326
Waters Corp.*,2	1,078	335,139
Danaher Corp.[2]	1,347	333,423

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 13.3% (continued)
Consumer, Non-cyclical - 2.7% (continued)
Kimberly-Clark Corp.[2]	2,664	$ 333,133
Gilead Sciences, Inc.[2]	4,125	332,186
Rollins, Inc.[2]	9,422	331,654
Kellogg Co.[2]	5,016	330,755
Procter & Gamble Co.[2]	2,404	330,694
Keurig Dr Pepper, Inc.[2]	9,566	330,505
Sysco Corp.[2]	4,412	329,003
Organon & Co.[2]	13,410	328,411
Bio-Techne Corp.[2]	4,493	326,371
PerkinElmer, Inc.[2]	2,607	324,754
Elevance Health, Inc.[2]	691	324,542
UnitedHealth Group, Inc.[2]	673	320,308
Cigna Group[2]	1,092	318,973
CoStar Group, Inc.*	4,496	317,687
Bristol-Myers Squibb Co.[2]	4,603	317,423
Johnson & Johnson[2]	2,065	316,482
McCormick & Company, Inc.[2]	4,255	316,232
Archer-Daniels-Midland Co.[2]	3,949	314,341
Eli Lilly & Co.[2]	1,005	312,776
Automatic Data Processing, Inc.[2]	1,411	310,166
Intuitive Surgical, Inc.*,2	1,341	307,612
Amgen, Inc.[2]	1,302	301,621
CVS Health Corp.[2]	3,569	298,154
Molina Healthcare, Inc.*,2	1,063	292,676
Centene Corp.*,2	4,206	287,690
Pfizer, Inc.[2]	7,015	284,599
Moderna, Inc.*,2	2,046	284,005
Baxter International, Inc.[2]	6,925	276,654
Cengage Learning Holdings II, Inc.*,††	11,126	122,386
Save-A-Lot*,††	40,316	13,425
Total Consumer, Non-cyclical		39,583,242
Consumer, Cyclical - 1.7%
ATD New Holdings, Inc.*,††	23,593	1,533,545
Wynn Resorts Ltd.*,2	4,269	462,632
Royal Caribbean Cruises Ltd.*,2	6,455	455,981
Aptiv plc*,2	3,890	452,329
PulteGroup, Inc.[2]	8,261	451,629
BorgWarner, Inc.[2]	8,965	450,760
Las Vegas Sands Corp.*,2	7,669	440,737
United Airlines Holdings, Inc.*,2	8,430	438,023
Carnival Corp.*,2	40,889	434,241
Tapestry, Inc.[2]	9,971	433,838
MGM Resorts International*,2	9,982	429,326
American Airlines Group, Inc.*,2	26,814	428,488
Tesla, Inc.*,2	2,024	416,357
WW Grainger, Inc.[2]	617	412,421
Delta Air Lines, Inc.*,2	10,735	411,580
NVR, Inc.*,2	78	403,542
Target Corp.[2]	2,382	401,367
Copart, Inc.*,2	5,688	400,776
Ulta Beauty, Inc.*,2	769	398,957
Ralph Lauren Corp. — Class A2	3,375	398,891
Lennar Corp. — Class A2	4,100	396,634
Newell Brands, Inc.[2]	26,976	396,278
NIKE, Inc. — Class B2	3,316	393,908
DR Horton, Inc.[2]	4,252	393,225
Pool Corp.[2]	1,096	391,119
LKQ Corp.[2]	6,816	390,489
Alaska Air Group, Inc.*,2	8,142	389,432
PACCAR, Inc.[2]	5,375	388,039
Tractor Supply Co.[2]	1,662	387,678
Hilton Worldwide Holdings, Inc.[2]	2,640	381,506
CarMax, Inc.*,2	5,519	381,032
Marriott International, Inc. — Class A2	2,251	380,959
Norwegian Cruise Line Holdings Ltd.*	25,392	376,310
Caesars Entertainment, Inc.*,2	7,354	373,289
Cummins, Inc.[2]	1,524	370,454
Dollar Tree, Inc.*,2	2,549	370,319
Lowe's Companies, Inc.[2]	1,798	369,938
Best Buy Company, Inc.[2]	4,435	368,593
AutoZone, Inc.*,2	148	368,008
Fastenal Co.[2]	7,120	367,107
General Motors Co.[2]	9,476	367,100
Live Nation Entertainment, Inc.*,2	5,052	364,047
Darden Restaurants, Inc.[2]	2,545	363,909
Starbucks Corp.[2]	3,564	363,849
Costco Wholesale Corp.[2]	751	363,619
O'Reilly Automotive, Inc.*,2	438	363,584
Yum! Brands, Inc.[2]	2,841	361,262
Advance Auto Parts, Inc.[2]	2,486	360,371
TJX Companies, Inc.[2]	4,648	356,037
Walmart, Inc.[2]	2,497	354,899
Chipotle Mexican Grill, Inc. — Class A*,2	238	354,877
Genuine Parts Co.[2]	1,991	352,128
McDonald's Corp.[2]	1,334	352,056
Bath & Body Works, Inc.[2]	8,576	350,501
Ross Stores, Inc.[2]	3,158	349,085
Whirlpool Corp.[2]	2,522	347,986
Exide Technologies*,†††	342	341,710
Home Depot, Inc.[2]	1,132	335,683
Hasbro, Inc.[2]	6,094	335,231
Ford Motor Co.[2]	27,518	332,142
Dollar General Corp.[2]	1,491	322,503
Southwest Airlines Co.[2]	9,546	320,554
VF Corp.[2]	12,853	319,012
Walgreens Boots Alliance, Inc.[2]	8,974	318,846
Domino's Pizza, Inc.[2]	1,000	294,010
Total Consumer, Cyclical		25,934,738
Industrial - 1.7%
General Electric Co.	5,705	483,270
Generac Holdings, Inc.*,2	3,908	468,999
Pentair plc[2]	8,049	450,261
TransDigm Group, Inc.[2]	595	442,603
Parker-Hannifin Corp.[2]	1,253	440,868
FedEx Corp.[2]	2,104	427,575
Old Dominion Freight Line, Inc.[2]	1,241	421,021
Rockwell Automation, Inc.[2]	1,396	411,722

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 13.3% (continued)
Industrial - 1.7% (continued)
A O Smith Corp.[2]	6,224	$ 408,481
Boeing Co.*,2	2,021	407,332
Howmet Aerospace, Inc.[2]	9,548	402,735
Eaton Corporation plc[2]	2,292	400,940
Dover Corp.[2]	2,643	396,186
Ingersoll Rand, Inc.[2]	6,814	395,689
Stanley Black & Decker, Inc.[2]	4,578	391,922
Otis Worldwide Corp.[2]	4,624	391,283
Snap-on, Inc.[2]	1,551	385,703
Masco Corp.[2]	7,356	385,675
Illinois Tool Works, Inc.[2]	1,651	384,947
Teledyne Technologies, Inc.*,2	894	384,483
Trane Technologies plc[2]	2,070	382,888
Caterpillar, Inc.[2]	1,596	382,322
Ball Corp.[2]	6,772	380,654
CH Robinson Worldwide, Inc.[2]	3,805	380,348
Carrier Global Corp.[2]	8,434	379,783
TE Connectivity Ltd.[2]	2,980	379,413
Westinghouse Air Brake Technologies Corp.[2]	3,614	377,049
Mohawk Industries, Inc.*,2	3,647	375,094
Allegion plc[2]	3,325	374,761
Garmin Ltd.[2]	3,818	374,660
United Parcel Service, Inc. — Class B2	2,041	372,462
AMETEK, Inc.[2]	2,608	369,189
J.B. Hunt Transport Services, Inc.[2]	2,039	368,631
Fortive Corp.[2]	5,521	368,030
Packaging Corporation of America[2]	2,685	367,093
Textron, Inc.[2]	5,060	367,002
Martin Marietta Materials, Inc.[2]	1,016	365,628
Raytheon Technologies Corp.[2]	3,692	362,148
Vulcan Materials Co.[2]	1,989	359,830
Amphenol Corp. — Class A2	4,621	358,220
Jacobs Solutions, Inc.[2]	2,990	357,305
Mettler-Toledo International, Inc.*,2	249	356,994
Union Pacific Corp.[2]	1,717	355,900
Lockheed Martin Corp.[2]	750	355,695
L3Harris Technologies, Inc.[2]	1,683	355,433
CSX Corp.[2]	11,547	352,068
Expeditors International of Washington, Inc.[2]	3,362	351,531
Deere & Co.[2]	834	349,646
Sealed Air Corp.[2]	7,143	347,293
IDEX Corp.[2]	1,543	347,144
Johnson Controls International plc[2]	5,517	346,026
Republic Services, Inc. — Class A2	2,671	344,372
Nordson Corp.[2]	1,558	342,199
Agilent Technologies, Inc.[2]	2,372	336,753
Xylem, Inc.[2]	3,262	334,844
General Dynamics Corp.[2]	1,469	334,800
Huntington Ingalls Industries, Inc.[2]	1,555	334,636
Norfolk Southern Corp.[2]	1,487	334,307
Trimble, Inc.*,2	6,309	328,446
Honeywell International, Inc.[2]	1,714	328,197
Amcor plc	29,332	326,758
Waste Management, Inc.[2]	2,175	325,728
Keysight Technologies, Inc.*,2	2,008	321,200
Emerson Electric Co.[2]	3,852	318,599
Northrop Grumman Corp.[2]	686	318,379
Westrock Co.[2]	10,109	317,423
3M Co.[2]	2,885	310,830
Schur Flexibles GesmbH*,††	EUR 660	253,631
BP Holdco LLC*,†††,3	121,041	155,475
Vector Phoenix Holdings, LP*,†††	121,040	28,922
Targus Inc*,†††	45,049	1,328
Targus Inc*,†††	45,049	1,328
Targus Inc*,†††	45,049	448
Targus Inc*,†††	45,049	5
Targus Inc*,†††	45,049	5
Total Industrial		25,300,548
Technology - 1.5%
NVIDIA Corp.[2]	2,134	495,429
Monolithic Power Systems, Inc.[2]	940	455,233
ANSYS, Inc.*,2	1,498	454,808
Salesforce, Inc.*,2	2,765	452,382
Zebra Technologies Corp. — Class A*,2	1,442	432,960
Seagate Technology Holdings plc[2]	6,698	432,423
Skyworks Solutions, Inc.[2]	3,838	428,206
Cadence Design Systems, Inc.*,2	2,217	427,748
Ceridian HCM Holding, Inc.*,2	5,787	422,046
Advanced Micro Devices, Inc.*,2	5,287	415,452
Fiserv, Inc.*,2	3,605	414,899
Fortinet, Inc.*,2	6,960	413,703
Synopsys, Inc.*,2	1,114	405,229
ServiceNow, Inc.*,2	922	398,461
ON Semiconductor Corp.*,2	5,144	398,197
Teradyne, Inc.[2]	3,926	397,076
Oracle Corp.[2]	4,543	397,058
Broadcom, Inc.[2]	666	395,797
Analog Devices, Inc.[2]	2,151	394,644
Applied Materials, Inc.[2]	3,380	392,587
Lam Research Corp.[2]	806	391,724
Western Digital Corp.*,2	10,155	390,764
Cognizant Technology Solutions Corp. — Class A2	6,217	389,371
Take-Two Interactive Software, Inc.*,2	3,553	389,231
Microchip Technology, Inc.[2]	4,782	387,486
MSCI, Inc. — Class A2	737	384,825
DXC Technology Co.*,2	13,785	382,396
Micron Technology, Inc.[2]	6,611	382,248
NXP Semiconductor N.V.[2]	2,138	381,590
HP, Inc.[2]	12,862	379,686
QUALCOMM, Inc.[2]	3,047	376,396
Apple, Inc.[2]	2,551	376,043
PTC, Inc.*,2	2,994	375,238

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 13.3% (continued)
Technology - 1.5% (continued)
Qorvo, Inc.*,2	3,717	$ 375,008
Autodesk, Inc.*,2	1,867	370,954
Intuit, Inc.[2]	907	369,312
Microsoft Corp.[2]	1,478	368,643
Activision Blizzard, Inc.[2]	4,827	368,059
NetApp, Inc.[2]	5,642	364,191
Roper Technologies, Inc.[2]	841	361,798
Tyler Technologies, Inc.*,2	1,123	360,764
Broadridge Financial Solutions, Inc.[2]	2,552	359,271
Texas Instruments, Inc.[2]	2,082	356,959
Adobe, Inc.*,2	1,097	355,373
Hewlett Packard Enterprise Co.[2]	22,466	350,694
KLA Corp.[2]	922	349,788
Paychex, Inc.[2]	3,036	335,174
Accenture plc — Class A2	1,258	334,062
Paycom Software, Inc.*,2	1,155	333,864
Leidos Holdings, Inc.[2]	3,396	329,650
Jack Henry & Associates, Inc.[2]	1,998	328,151
Fidelity National Information Services, Inc.[2]	5,160	326,989
EPAM Systems, Inc.*,2	1,054	324,263
Electronic Arts, Inc.[2]	2,909	322,724
Intel Corp.[2]	12,844	320,201
International Business Machines Corp.[2]	2,467	318,983
Akamai Technologies, Inc.*,2	4,076	295,918
Qlik Technologies, Inc. - Class A*,†††	112	179,301
Qlik Technologies, Inc. - Class B*,†††	27,624	3
Total Technology		21,871,433
Communications - 0.9%
Meta Platforms, Inc. — Class A*,2	3,128	547,212
Warner Bros Discovery, Inc.*,2	32,703	510,821
Booking Holdings, Inc.*,2	180	454,320
Omnicom Group, Inc.[2]	4,796	434,374
Expedia Group, Inc.*,2	3,855	420,079
Paramount Global — Class B2	19,065	408,372
Interpublic Group of Companies, Inc.[2]	11,314	402,099
CDW Corp.[2]	1,956	395,934
Arista Networks, Inc.*,2	2,837	393,492
Walt Disney Co.*,2	3,883	386,786
Amazon.com, Inc.*,2	4,069	383,422
Comcast Corp. — Class A2	10,273	381,847
eBay, Inc.[2]	8,314	381,613
Verizon Communications, Inc.[2]	9,698	376,379
Corning, Inc.[2]	10,988	373,043
Netflix, Inc.*,2	1,134	365,295
T-Mobile US, Inc.*,2	2,563	364,407
Cisco Systems, Inc.[2]	7,487	362,521
VeriSign, Inc.*,2	1,835	361,183
AT&T, Inc.[2]	19,006	359,403
Motorola Solutions, Inc.[2]	1,366	358,998
Charter Communications, Inc. — Class A*,2	953	350,332
Etsy, Inc.*,2	2,862	347,475
F5, Inc.*,2	2,427	347,012
Juniper Networks, Inc.[2]	11,205	344,890
Match Group, Inc.*,2	8,319	344,573
FactSet Research Systems, Inc.[2]	807	334,542
Gen Digital, Inc.[2]	16,005	312,258
Vacasa, Inc. — Class A*	196,839	285,417
Fox Corp. — Class A2	8,087	283,207
DISH Network Corp. — Class A*,2	24,599	280,675
News Corp. — Class A2	15,318	262,704
Lumen Technologies, Inc.*,2	66,004	224,414
Alphabet, Inc. — Class A*,2	2,068	186,244
Alphabet, Inc. — Class C*,2	1,833	165,520
Fox Corp. — Class B2	3,725	120,131
Figs, Inc. — Class A*	10,450	96,245
News Corp. — Class B2	4,723	81,519
Total Communications		12,788,758
Utilities - 0.8%
TexGen Power LLC*,††	68,678	1,785,597
NRG Energy, Inc.[2]	11,232	368,297
Public Service Enterprise Group, Inc.[2]	6,068	366,689
Edison International[2]	5,514	365,082
PG&E Corp.*	23,348	364,696
NiSource, Inc.[2]	13,244	363,283
Exelon Corp.[2]	8,758	353,736
Atmos Energy Corp.[2]	3,083	347,793
Dominion Energy, Inc.[2]	6,221	346,012
FirstEnergy Corp.[2]	8,747	345,856
Pinnacle West Capital Corp.[2]	4,682	344,970
CMS Energy Corp.[2]	5,829	343,736
Evergy, Inc.[2]	5,813	341,863
Duke Energy Corp.[2]	3,615	340,750
DTE Energy Co.[2]	3,095	339,552
PPL Corp.[2]	12,532	339,241
Ameren Corp.[2]	4,094	338,615
Sempra Energy[2]	2,251	337,560
Alliant Energy Corp.[2]	6,558	336,229
WEC Energy Group, Inc.[2]	3,789	335,933
Consolidated Edison, Inc.[2]	3,759	335,867
Xcel Energy, Inc.[2]	5,194	335,377
Southern Co.[2]	5,306	334,596
CenterPoint Energy, Inc.[2]	11,914	331,447
American Electric Power Company, Inc.[2]	3,756	330,415
American Water Works Company, Inc.[2]	2,324	326,243
Eversource Energy[2]	4,316	325,254
Entergy Corp.[2]	3,105	319,411
AES Corp.[2]	12,722	313,979
NextEra Energy, Inc.[2]	4,292	304,861
Constellation Energy Corp.[2]	4,044	302,855
Total Utilities		11,965,795
Energy - 0.6%
Marathon Petroleum Corp.[2]	3,396	419,746
Valero Energy Corp.[2]	3,165	416,925
Schlumberger Ltd.[2]	7,725	411,047

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 13.3% (continued)
Energy - 0.6% (continued)
Baker Hughes Co.[2]	13,384	$ 409,550
First Solar, Inc.*	2,396	405,259
Halliburton Co.[2]	10,991	398,204
Diamondback Energy, Inc.[2]	2,800	393,624
Targa Resources Corp.	5,288	391,841
Exxon Mobil Corp.[2]	3,504	385,125
Phillips 66[2]	3,702	379,677
Hess Corp.[2]	2,806	377,968
ONEOK, Inc.[2]	5,709	373,654
Coterra Energy, Inc. — Class A2	14,815	369,931
SolarEdge Technologies, Inc.*,2	1,153	366,562
Kinder Morgan, Inc.[2]	20,791	354,695
Marathon Oil Corp.[2]	13,864	348,680
Chevron Corp.[2]	2,160	347,263
ConocoPhillips[2]	3,298	340,848
Pioneer Natural Resources Co.[2]	1,695	339,695
Occidental Petroleum Corp.[2]	5,795	339,355
Equities Corp.	10,164	337,241
EOG Resources, Inc.[2]	2,982	337,026
Williams Companies, Inc.[2]	11,133	335,103
APA Corp.[2]	8,668	332,678
Devon Energy Corp.[2]	6,084	328,049
Enphase Energy, Inc.*,2	1,135	238,952
Permian Production Partners LLC*,†††	184,043	71,777
Legacy Reserves, Inc.*,†††	2,359	20,641
Bruin E&P Partnership Units*,†††	40,617	910
Total Energy		9,572,026
Basic Materials - 0.5%
Steel Dynamics, Inc.	3,410	430,035
LyondellBasell Industries N.V. — Class A2	4,454	427,539
Dow, Inc.[2]	7,228	413,442
Nucor Corp.[2]	2,467	413,075
Mosaic Co.[2]	7,747	412,063
Celanese Corp. — Class A2	3,544	411,919
Freeport-McMoRan, Inc.[2]	9,402	385,200
DuPont de Nemours, Inc.[2]	5,267	384,649
Ecolab, Inc.[2]	2,412	384,400
Linde plc	1,092	380,420
FMC Corp.[2]	2,866	370,144
PPG Industries, Inc.[2]	2,782	367,391
International Paper Co.[2]	10,052	365,792
Albemarle Corp.[2]	1,432	364,172
Eastman Chemical Co.[2]	4,259	362,867
Newmont Corp.[2]	7,820	341,030
Air Products and Chemicals, Inc.[2]	1,154	330,021
Sherwin-Williams Co.[2]	1,435	317,637
CF Industries Holdings, Inc.[2]	3,676	315,732
International Flavors & Fragrances, Inc.[2]	3,382	315,202
Total Basic Materials		7,492,730
Total Common Stocks
(Cost $162,310,963)		196,956,821
PREFERRED STOCKS†† - 6.9%
Financial - 6.7%
Bank of America Corp.
4.38%	275,000	5,329,500
4.38%	2,650,000	2,295,960
6.50%[2]	2,000,000	1,989,000
6.30%	1,000,000	1,006,250
4.13%	26,000	478,140
Wells Fargo & Co.
4.75%	183,750	3,686,025
3.90%	3,300,000	2,951,437
4.70%	148,000	2,917,080
4.38%	50,000	916,000
First Republic Bank
4.50%	200,000	3,712,000
4.25%	158,000	2,796,600
4.13%	84,800	1,489,088
Lincoln National Corp.
9.25%[2]	7,200,000	7,868,880
Reinsurance Group of America, Inc.
7.13% due 10/15/52	294,000	7,741,020
Citigroup, Inc.
7.38%*	4,300,000	4,300,000
3.88%	4,000,000	3,589,600
4.15%*	2,000,000	1,717,500
4.00%	1,750,000	1,601,250
Kuvare US Holdings, Inc.
7.00% due 02/17/51[4,5]	6,400,000	6,464,000
Charles Schwab Corp.
5.38%[2]	3,000,000	2,955,000
4.00%*,2	3,150,000	2,663,010
Equitable Holdings, Inc.
4.95%[2]	3,650,000	3,516,101
4.30%	82,000	1,562,100
Markel Corp.
6.00%*	4,770,000	4,709,565
Public Storage
4.63%	144,400	2,960,200
4.13%	16,400	302,252
W R Berkley Corp.
4.13% due 03/30/61	126,000	2,394,000
4.25% due 09/30/60	36,800	715,760
PartnerRe Ltd.
4.88%	128,000	2,736,640
JPMorgan Chase & Co.
4.55%	49,000	990,780
4.20%	40,000	756,000
4.63%	24,000	492,960
American Financial Group, Inc.
4.50% due 09/15/60	100,000	1,935,000
MetLife, Inc.
3.85%[2]	1,820,000	1,709,071
CNO Financial Group, Inc.
5.13% due 11/25/60	80,000	1,436,000
Assurant, Inc.
5.25% due 01/15/61	58,000	1,270,200
American Equity Investment Life Holding Co.
5.95%	46,000	1,027,180
Arch Capital Group Ltd.
4.55%	38,000	731,500
Selective Insurance Group, Inc.
4.60%	36,000	654,840
RenaissanceRe Holdings Ltd.
4.20%	13,000	226,330

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
PREFERRED STOCKS†† - 6.9% (continued)
Financial - 6.7% (continued)
Globe Life, Inc.
4.25% due 06/15/61	11,000	$ 215,160
B Riley Financial, Inc.
6.75% due 05/31/24	1,415	34,257
Total Financial		98,843,236
Government - 0.2%
Farmer Mac
5.75%	112,000	2,608,032
AgriBank FCB
6.88%	4,000	404,000
Total Government		3,012,032
Consumer, Cyclical - 0.0%
Exide Technologies*,†††	761	906,256
Total Preferred Stocks
(Cost $115,830,334)		102,761,524
WARRANTS† - 0.0%
Aequi Acquisition Corp.
Expiring 11/30/27*,1	246,299	24,630
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	32,766	7,307
Conyers Park III Acquisition Corp.
Expiring 08/12/28*,1	33,200	6,982
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*,1	35,766	6,935
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	26,852	5,121
Waverley Capital Acquisition Corp. 1
Expiring 04/30/27*,1	31,300	2,739
Blue Whale Acquisition Corp.I
Expiring 07/09/23*,1	14,324	2,643
MSD Acquisition Corp.
Expiring 05/13/23*,1	23,373	467
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,1	115,860	11
Total Warrants
(Cost $1,386,403)		56,835
EXCHANGE-TRADED FUNDS† - 5.9%
SPDR S&P 500 ETF Trust[2]	74,422	29,490,462
iShares Russell 2000 Index ETF[2]	152,991	28,789,846
Invesco QQQ Trust Series[2]	97,640	28,663,198
Total Exchange-Traded Funds
(Cost $64,005,309)		86,943,506
CLOSED-END FUNDS† - 2.5%
BlackRock Taxable Municipal Bond Trust	292,122	5,062,474
Nuveen Taxable Municipal Income Fund	289,790	4,680,108
Guggenheim Active Allocation Fund[3]	315,680	4,545,792
Nuveen AMT-Free Municipal Credit Income Fund	292,757	3,442,822
Invesco Municipal Opportunity Trust	229,099	2,164,985
BlackRock Corporate High Yield Fund, Inc.	237,682	2,129,631
Blackstone Strategic Credit Fund	186,741	2,072,825
Invesco Trust for Investment Grade Municipals	212,335	2,066,020
BlackRock Credit Allocation Income Trust	184,289	1,975,578
Invesco Municipal Trust	188,704	1,787,027
Eaton Vance Limited Duration Income Fund	141,764	1,444,575
Invesco Advantage Municipal Income Trust II	163,240	1,394,070
BlackRock Municipal Income Trust	108,502	1,074,170
Ares Dynamic Credit Allocation Fund, Inc.	68,740	870,936
BlackRock Debt Strategies Fund, Inc.	83,425	823,405
Western Asset High Income Opportunity Fund, Inc.	160,170	647,087
Nuveen AMT-Free Quality Municipal Income Fund	32,516	349,872
Nuveen Quality Municipal Income Fund	26,887	302,748
BlackRock MuniVest Fund, Inc.	24,898	169,306
Total Closed-End Funds
(Cost $45,352,197)		37,003,431
MONEY MARKET FUNDS† - 0.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[6]	7,546,895	7,546,895
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.46%[6]	612,302	612,302
Total Money Market Funds
(Cost $8,159,197)		8,159,197
Face Amount~
CORPORATE BONDS†† - 46.7%
Financial - 13.1%
Morgan Stanley Finance LLC
0.50% due 10/23/29[7]	13,500,000	10,399,050
NFP Corp.
6.88% due 08/15/28[5]	6,925,000	5,897,330
7.50% due 10/01/30[5]	3,700,000	3,522,457
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	8,197,966

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 46.7% (continued)
Financial - 13.1% (continued)

Accident Fund Insurance Company of America
8.50% due 08/01/32[5]	7,000,000	$7,137,879
Wilton RE Ltd.
6.00% †††,4,5,8	7,800,000	6,978,660
United Wholesale Mortgage LLC
5.50% due 11/15/25[2,5]	4,060,000	3,771,740
5.50% due 04/15/29[2,5]	1,925,000	1,593,323
5.75% due 06/15/27[5]	1,400,000	1,232,336
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2,5]	7,500,000	6,333,827
Hunt Companies, Inc.
5.25% due 04/15/29[2,5]	7,325,000	5,855,275
Maple Grove Funding Trust I
4.16% due 08/15/51[2,5]	8,000,000	5,715,514
Iron Mountain, Inc.
5.63% due 07/15/32[2,5]	6,500,000	5,623,540
OneMain Finance Corp.
4.00% due 09/15/30[2]	2,200,000	1,680,333
6.13% due 03/15/24[2]	1,500,000	1,478,971
7.13% due 03/15/26	1,100,000	1,069,321
3.88% due 09/15/28	800,000	636,000
6.63% due 01/15/28	450,000	419,043
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2,5]	4,800,000	4,524,720
National Life Insurance Co.
10.50% due 09/15/39[5]	3,400,000	4,505,731
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	7,300,000	4,434,115
Kennedy-Wilson, Inc.
5.00% due 03/01/31[2]	3,750,000	2,869,324
4.75% due 02/01/30[2]	1,450,000	1,114,372
4.75% due 03/01/29[2]	425,000	345,451
LPL Holdings, Inc.
4.00% due 03/15/29[2,5]	4,172,000	3,670,565
4.38% due 05/15/31[2,5]	476,000	411,755
RXR Realty LLC
5.25% due 07/17/25†††	4,200,000	4,049,346
Hampton Roads PPV LLC
6.62% due 06/15/53[5]	4,680,000	4,020,264
QBE Insurance Group Ltd.
7.50% due 11/24/43[4,5]	3,000,000	3,004,668
5.88% [4,5,8]	950,000	916,605
Ceamer Finance LLC
6.92% due 05/15/38†††	4,000,000	3,832,410
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	3,650,000	3,704,750
Global Atlantic Finance Co.
4.70% due 10/15/51[4,5]	2,700,000	2,279,529
3.13% due 06/15/31[5]	1,750,000	1,364,079
NatWest Group plc
7.47% due 11/10/26[4]	3,500,000	3,636,627
Credit Suisse AG NY
7.95% due 01/09/25	3,600,000	3,635,382
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[2,5]	4,031,000	2,980,107
3.88% due 03/01/31[2,5]	825,000	642,956
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[2]	3,250,000	2,581,597
5.30% due 01/15/29[2]	1,050,000	993,184
Standard Chartered plc
7.78% due 11/16/25[4,5]	3,100,000	3,202,601
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[2,5]	3,500,000	3,071,915
Host Hotels & Resorts, LP
3.50% due 09/15/30[2]	3,610,000	3,000,819
Barclays plc
7.75% [4,8]	3,000,000	2,977,500
Toronto-Dominion Bank
8.13% due 10/31/82[4]	2,850,000	2,974,687
Sherwood Financing plc
6.00% due 11/15/26[5]	GBP 2,000,000	1,985,568
4.50% due 11/15/26[5]	EUR 1,000,000	927,726
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	2,800,000	2,708,720
HUB International Ltd.
5.63% due 12/01/29[5]	2,500,000	2,145,510
7.00% due 05/01/26[5]	550,000	540,672
Americo Life, Inc.
3.45% due 04/15/31[2,5]	3,511,000	2,680,085
Ares Finance Company IV LLC
3.65% due 02/01/52[2,5]	4,100,000	2,665,490
Corebridge Financial, Inc.
6.88% due 12/15/52[4,5]	2,400,000	2,372,702
Bank of Nova Scotia
8.63% due 10/27/82[4]	2,150,000	2,272,095
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 2,050,000	2,018,489
Lincoln National Corp.
4.38% due 06/15/50[2]	2,560,000	1,977,248
First American Financial Corp.
4.00% due 05/15/30[2]	1,740,000	1,546,675
Home Point Capital, Inc.
5.00% due 02/01/26[2,5]	2,180,000	1,520,150
AmWINS Group, Inc.
4.88% due 06/30/29[2,5]	1,725,000	1,465,049
Newmark Group, Inc.
6.13% due 11/15/23[2]	1,450,000	1,447,506
PHM Group Holding Oy
4.75% due 06/18/26[5]	EUR 1,400,000	1,338,274
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[5]	1,730,000	1,258,673

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 46.7% (continued)
Financial - 13.1% (continued)
Allianz SE
3.50% [2,4,5,8]	1,400,000	$1,189,234
Weyerhaeuser Co.
6.88% due 12/15/33[2]	1,100,000	1,176,352
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[2,5]	725,000	639,984
6.75% due 04/15/28[5]	350,000	342,304
Ryan Specialty Group LLC
4.38% due 02/01/30[5]	1,100,000	940,457
Reinsurance Group of America, Inc.
3.15% due 06/15/30	1,000,000	855,003
PartnerRe Finance B LLC
4.50% due 10/01/50[4]	950,000	848,210
Pershing Square Holdings Ltd.
3.25% due 10/01/31	1,100,000	824,648
Prudential Financial, Inc.
5.13% due 03/01/52[4]	700,000	639,695
Fort Benning Family Communities LLC
6.09% due 01/15/51[5]	695,360	623,743
Pacific Beacon LLC
5.63% due 07/15/51[5]	669,063	610,230
Greystar Real Estate Partners LLC
5.75% due 12/01/25[2,5]	600,000	592,417
Macquarie Bank Ltd.
3.62% due 06/03/30[5]	640,000	540,683
Assurant, Inc.
7.00% due 03/27/48[4]	400,000	396,334
Atlas Mara Ltd.
due 12/31/21†††,9,10	709,271	238,315
Fort Gordon Housing LLC
6.32% due 05/15/51[5]	200,000	197,262
USI, Inc.
6.88% due 05/01/25[5]	150,000	147,375
Total Financial		193,960,502
Consumer, Non-cyclical - 7.8%
US Foods, Inc.
6.25% due 04/15/25[2,5]	3,000,000	2,989,032
4.63% due 06/01/30[2,5]	2,500,000	2,183,610
4.75% due 02/15/29[2,5]	2,250,000	2,027,768
CPI CG, Inc.
8.63% due 03/15/26[2,5]	6,348,000	6,249,289
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[2,5]	6,945,000	6,144,638
Medline Borrower, LP
5.25% due 10/01/29[2,5]	5,200,000	4,267,562
3.88% due 04/01/29[5]	2,000,000	1,666,950
BCP V Modular Services Finance II plc
6.13% due 10/30/28[5]	GBP 4,250,000	4,382,892
4.75% due 10/30/28[5]	EUR 1,550,000	1,411,908
Bausch Health Companies, Inc.
4.88% due 06/01/28[2,5]	8,025,000	5,005,634
Williams Scotsman International, Inc.
4.63% due 08/15/28[2,5]	3,675,000	3,323,449
6.13% due 06/15/25[2,5]	1,683,000	1,652,129
Sotheby's
7.38% due 10/15/27[2,5]	4,899,000	4,621,619
Altria Group, Inc.
3.70% due 02/04/51[2]	6,000,000	3,804,012
Reynolds American, Inc.
5.70% due 08/15/35[2]	4,150,000	3,773,470
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	3,632,000	3,641,080
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52[5]	4,800,000	3,408,605
Post Holdings, Inc.
4.50% due 09/15/31[2,5]	3,925,000	3,305,125
Upbound Group, Inc.
6.38% due 02/15/29[2,5]	3,625,000	3,109,779
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2,5]	3,301,000	3,107,390
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[2,5]	3,000,000	2,730,000
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[2,5]	2,400,000	2,184,315
5.50% due 07/01/28[5]	550,000	515,450
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	2,676,000	2,662,620
Sabre GLBL, Inc.
7.38% due 09/01/25[2,5]	2,816,000	2,635,824
Garden Spinco Corp.
8.63% due 07/20/30[2,5]	2,450,000	2,584,948
Par Pharmaceutical, Inc.
due 04/01/27[5,9]	3,345,000	2,517,681
DaVita, Inc.
4.63% due 06/01/30[2,5]	1,900,000	1,565,923
3.75% due 02/15/31[5]	1,200,000	906,121
Castor S.p.A.
7.30% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR 2,300,000	2,365,882
Avantor Funding, Inc.
4.63% due 07/15/28[2,5]	1,700,000	1,564,000
3.88% due 11/01/29[5]	925,000	800,125

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 46.7% (continued)
Consumer, Non-cyclical - 7.8% (continued)
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[2,5]	2,700,000	$2,279,438
Option Care Health, Inc.
4.38% due 10/31/29[2,5]	2,275,000	1,949,834
ADT Security Corp.
4.13% due 08/01/29[2,5]	1,050,000	903,504
4.88% due 07/15/32[2,5]	1,000,000	857,607
Gartner, Inc.
4.50% due 07/01/28[2,5]	1,700,000	1,560,646
Spectrum Brands, Inc.
5.50% due 07/15/30[2,5]	1,700,000	1,503,309
APi Group DE, Inc.
4.75% due 10/15/29[5]	1,225,000	1,093,555
4.13% due 07/15/29[5]	400,000	343,982
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[5,9]	1,900,000	1,408,917
Royalty Pharma plc
3.55% due 09/02/50[2]	2,100,000	1,368,133
HealthEquity, Inc.
4.50% due 10/01/29[2,5]	1,550,000	1,354,684
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[2,5]	1,350,000	1,154,250
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	1,038,000	890,085
5.00% due 12/31/26[5]	250,000	226,310
TreeHouse Foods, Inc.
4.00% due 09/01/28	1,150,000	986,298
Central Garden & Pet Co.
4.13% due 10/15/30	625,000	520,706
4.13% due 04/30/31[5]	400,000	327,675
AMN Healthcare, Inc.
4.63% due 10/01/27[5]	725,000	663,723
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[5]	625,000	542,831
Carriage Services, Inc.
4.25% due 05/15/29[5]	675,000	542,660
WW International, Inc.
4.50% due 04/15/29[5]	950,000	484,500
Performance Food Group, Inc.
6.88% due 05/01/25[5]	450,000	450,970
Prestige Brands, Inc.
3.75% due 04/01/31[5]	300,000	243,750
Nidda Healthcare Holding GmbH
3.50% due 09/30/24	EUR 175,000	173,011
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]	100,000	96,791
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[5,9]	181,000	24,073
Total Consumer, Non-cyclical		115,060,072
Consumer, Cyclical - 6.7%
Delta Air Lines, Inc.
7.00% due 05/01/25[2,5]	10,535,000	10,751,955
JB Poindexter & Company, Inc.
7.13% due 04/15/26[2,5]	5,275,000	5,083,728
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[2]	3,210,000	3,049,360
5.00% due 06/01/31[2,5]	1,800,000	1,497,798
Penn Entertainment, Inc.
4.13% due 07/01/29[2,5]	4,925,000	3,996,935
Crocs, Inc.
4.25% due 03/15/29[2,5]	3,188,000	2,733,710
4.13% due 08/15/31[5]	1,400,000	1,148,000
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[2,5]	4,042,405	3,879,456
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[2,5]	3,950,000	3,751,379
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[2,5]	4,100,000	3,546,090
Wabash National Corp.
4.50% due 10/15/28[2,5]	4,100,000	3,526,088
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	3,725,000	3,463,934
Station Casinos LLC
4.63% due 12/01/31[2,5]	4,200,000	3,421,866
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2,5]	3,350,000	3,293,887
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[2,5]	3,015,000	3,015,000
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[2]	3,800,000	2,767,909
Air Canada
4.63% due 08/15/29[5]	CAD 2,900,000	1,912,717
3.88% due 08/15/26[2,5]	825,000	743,187
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[2,5]	2,725,000	2,480,311
Aramark Services, Inc.
6.38% due 05/01/25[2,5]	2,300,000	2,285,027
5.00% due 02/01/28[5]	110,000	101,277

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 46.7% (continued)
Consumer, Cyclical - 6.7% (continued)
Scotts Miracle-Gro Co.
4.00% due 04/01/31[2]	2,150,000	$1,720,000
4.38% due 02/01/32	700,000	571,498
United Airlines, Inc.
4.63% due 04/15/29[2,5]	2,575,000	2,282,830
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]	2,300,000	2,274,493
HP Communities LLC
6.82% due 09/15/53[5]	929,348	960,080
6.16% due 09/15/53[5]	1,000,000	927,182
Michaels Companies, Inc.
5.25% due 05/01/28[5]	2,200,000	1,830,906
Yum! Brands, Inc.
4.63% due 01/31/32[2]	1,987,000	1,756,389
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[2,5]	2,000,000	1,737,360
Hanesbrands, Inc.
9.00% due 02/15/31[5]	1,500,000	1,516,725
4.88% due 05/15/26[5]	225,000	207,784
Hyatt Hotels Corp.
6.00% due 04/23/30[2]	1,690,000	1,696,152
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[2,5]	1,625,000	1,471,785
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[2,5]	1,650,000	1,439,625
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[5]	850,000	756,379
4.00% due 10/15/30[5]	725,000	598,792
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	1,350,000	1,108,336
Boyne USA, Inc.
4.75% due 05/15/29[5]	1,250,000	1,106,328
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	1,350,000	1,087,344
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[5]	1,050,000	1,044,001
Vail Resorts, Inc.
6.25% due 05/15/25[5]	1,000,000	997,309
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]	700,000	564,179
4.00% due 04/15/29[5]	500,000	427,455
Clarios Global, LP
6.75% due 05/15/25[5]	990,000	984,191
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	969,000	979,271
Allison Transmission, Inc.
3.75% due 01/30/31[2,5]	1,100,000	913,000
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	850,000	747,518
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]	775,000	697,683
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27	436,795	397,363
Superior Plus, LP
4.25% due 05/18/28[5]	CAD 350,000	229,635
Exide Technologies
due 10/31/24†††,9	2,353,687	2
Total Consumer, Cyclical		99,481,209
Communications - 5.5%
Altice France S.A.
5.50% due 10/15/29[2,5]	8,175,000	6,394,841
5.13% due 07/15/29[2,5]	3,025,000	2,343,044
8.13% due 02/01/27[5]	1,300,000	1,215,500
McGraw-Hill Education, Inc.
8.00% due 08/01/29[2,5]	6,300,000	5,384,610
5.75% due 08/01/28[2,5]	3,525,000	3,087,222
Cogent Communications Group, Inc.
7.00% due 06/15/27[2,5]	7,500,000	7,256,250
VZ Secured Financing BV
5.00% due 01/15/32[2,5]	6,850,000	5,634,271
British Telecommunications plc
4.88% due 11/23/81[2,4,5]	5,550,000	4,537,291
4.25% due 11/23/81[4,5]	950,000	836,000
Cengage Learning, Inc.
9.50% due 06/15/24[2,5]	4,976,000	4,851,600
Paramount Global
4.95% due 05/19/50[2]	6,390,000	4,730,973
UPC Broadband Finco BV
4.88% due 07/15/31[2,5]	4,550,000	3,810,625
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[2,5]	2,114,000	1,955,720
5.13% due 07/15/29[2,5]	1,900,000	1,606,331
Corning, Inc.
4.38% due 11/15/57[2]	4,100,000	3,307,002
Vodafone Group plc
5.13% due 06/04/81[2,4]	4,100,000	3,064,750
AMC Networks, Inc.
4.25% due 02/15/29[2]	3,450,000	2,533,370
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[2,5]	1,225,000	953,053
4.25% due 02/01/31[5]	850,000	682,295
4.25% due 01/15/34[5]	750,000	561,414
4.50% due 05/01/32	325,000	257,221
Ciena Corp.
4.00% due 01/31/30[2,5]	2,150,000	1,830,188

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 46.7% (continued)
Communications - 5.5% (continued)
Rogers Communications, Inc.
4.55% due 03/15/52[5]	$2,200,000	$1,754,596
TripAdvisor, Inc.
7.00% due 07/15/25[5]	1,575,000	1,577,114
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,225,000	982,876
4.75% due 07/15/31[5]	650,000	538,330
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[2,5]	1,800,000	1,343,161
Level 3 Financing, Inc.
3.63% due 01/15/29[2,5]	1,500,000	962,520
3.75% due 07/15/29[5]	600,000	377,166
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52[2]	2,000,000	1,263,860
CSC Holdings LLC
4.63% due 12/01/30[2,5]	1,913,000	1,029,911
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	1,200,000	987,879
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	1,050,000	805,481
Sirius XM Radio, Inc.
3.88% due 09/01/31[2,5]	900,000	699,822
Match Group Holdings II LLC
3.63% due 10/01/31[5]	875,000	684,687
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	825,000	678,563
Ziggo BV
4.88% due 01/15/30[5]	725,000	613,418
Ziggo Bond Company BV
5.13% due 02/28/30[5]	500,000	404,065
Total Communications		81,537,020
Industrial - 4.7%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[2,5]	7,717,000	7,341,200
5.25% due 07/15/28[2,5]	2,025,000	1,851,061
Boeing Co.
5.81% due 05/01/50[2]	9,400,000	8,941,527
Standard Industries, Inc.
4.38% due 07/15/30[2,5]	7,050,000	5,869,125
3.38% due 01/15/31[5]	1,100,000	843,984
Artera Services LLC
9.03% due 12/04/25[5]	6,290,000	5,409,400
Builders FirstSource, Inc.
6.38% due 06/15/32[2,5]	2,500,000	2,400,943
4.25% due 02/01/32[2,5]	1,675,000	1,406,204
Fortune Brands Innovations, Inc.
4.50% due 03/25/52	4,134,000	3,102,868
Harsco Corp.
5.75% due 07/31/27[2,5]	3,624,000	3,074,810

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 46.7% (continued)
Industrial - 4.7% (continued)
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[5]	1,875,000	$1,886,719
9.25% due 04/15/27[5]	1,000,000	940,000
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[2,5]	3,600,000	2,803,655
Howmet Aerospace, Inc.
3.00% due 01/15/29[2]	1,175,000	1,009,031
5.95% due 02/01/37[2]	875,000	857,430
6.88% due 05/01/25[2]	800,000	814,000
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	2,860,000	2,335,247
Clearwater Paper Corp.
4.75% due 08/15/28[2,5]	2,547,000	2,227,222
TransDigm, Inc.
8.00% due 12/15/25[2,5]	2,050,000	2,095,100
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[2,5]	2,300,000	1,842,875
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[2,5]	1,775,000	1,633,000
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	1,625,000	1,510,692
TK Elevator US Newco, Inc.
5.25% due 07/15/27[5]	1,550,000	1,404,194
Deuce FinCo plc
5.50% due 06/15/27[5]	GBP 1,200,000	1,217,823
6.80% due 06/15/27	EUR 100,000	99,682
JELD-WEN, Inc.
6.25% due 05/15/25[5]	1,350,000	1,312,903
Cellnex Finance Company S.A.
3.88% due 07/07/41[5]	1,750,000	1,252,061
Amsted Industries, Inc.
4.63% due 05/15/30[5]	950,000	836,665
Ball Corp.
3.13% due 09/15/31[2]	875,000	700,735
GATX Corp.
4.00% due 06/30/30[2]	560,000	503,740
PGT Innovations, Inc.
4.38% due 10/01/29[5]	400,000	335,815
TopBuild Corp.
4.13% due 02/15/32[5]	400,000	328,448
Arcosa, Inc.
4.38% due 04/15/29[5]	350,000	305,822
EnerSys
4.38% due 12/15/27[2,5]	325,000	295,052
Hillenbrand, Inc.
3.75% due 03/01/31[2]	250,000	204,520
EnPro Industries, Inc.
5.75% due 10/15/26	115,000	109,538
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	125,000	101,486

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 46.7% (continued)
Industrial - 4.7% (continued)
Vertical Midco GmbH
4.38% due 07/15/27	EUR 100,000	$95,675
Total Industrial		69,300,252
Energy - 3.8%
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[2]	4,800,000	4,560,000
6.88% due 01/15/29[2]	2,980,000	2,756,621
ITT Holdings LLC
6.50% due 08/01/29[2,5]	8,050,000	6,616,054
Occidental Petroleum Corp.
6.20% due 03/15/40[2]	2,100,000	2,047,500
7.00% due 11/15/27	2,000,000	1,992,614
4.30% due 08/15/39[2]	2,100,000	1,643,250
4.63% due 06/15/45	750,000	592,955
BP Capital Markets plc
4.88% [2,4,8]	6,750,000	6,185,329
NuStar Logistics, LP
6.38% due 10/01/30[2]	5,625,000	5,266,406
5.63% due 04/28/27	200,000	186,176
6.00% due 06/01/26	125,000	118,761
CVR Energy, Inc.
5.25% due 02/15/25[5]	2,275,000	2,184,000
5.75% due 02/15/28[5]	2,100,000	1,863,855
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.38% due 02/01/31[2,5]	3,800,000	3,701,656
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	4,025,000	3,421,155
Parkland Corp.
4.63% due 05/01/30[2,5]	2,700,000	2,247,750
4.50% due 10/01/29[5]	1,300,000	1,092,000
Hess Corp.
5.60% due 02/15/41[2]	1,550,000	1,447,758
6.00% due 01/15/40[2]	1,000,000	982,003
7.13% due 03/15/33	500,000	537,280
EnLink Midstream LLC
6.50% due 09/01/30[2,5]	2,600,000	2,560,818
Southwestern Energy Co.
5.38% due 02/01/29[2]	1,400,000	1,309,570
Energy Transfer, LP
4.25% due 04/01/24[2]	1,000,000	984,343
Buckeye Partners, LP
4.35% due 10/15/24	750,000	720,510
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[5]	775,000	666,500
DT Midstream, Inc.
4.13% due 06/15/29[2,5]	425,000	364,437
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[5]	243,073	209,862
Viper Energy Partners, LP
5.38% due 11/01/27[5]	200,000	190,160
Basic Energy Services, Inc.
due 10/15/23[9]	1,030,000	10,300
Schahin II Finance Co. SPV Ltd.
due 09/25/23†††,9,10	1,400,000	1
Total Energy		56,459,624
Basic Materials - 2.3%
Carpenter Technology Corp.
6.38% due 07/15/28[2]	5,225,000	5,006,009
7.63% due 03/15/30[2]	2,500,000	2,492,644
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[2,5]	6,075,000	5,459,846
Alcoa Nederland Holding BV
5.50% due 12/15/27[2,5]	3,625,000	3,512,734
6.13% due 05/15/28[2,5]	1,475,000	1,450,533
SK Invictus Intermediate II SARL
5.00% due 10/30/29[2,5]	5,250,000	4,176,690
WR Grace Holdings LLC
4.88% due 06/15/27[2,5]	2,325,000	2,136,419
7.38% due 03/01/31[5]	500,000	496,365
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	2,550,000	2,404,723
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	1,625,000	1,454,374
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	1,000,000	861,233
4.50% due 06/01/31[5]	500,000	395,820
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	1,350,000	1,215,000
Arconic Corp.
6.00% due 05/15/25[2,5]	1,200,000	1,200,000
HB Fuller Co.
4.25% due 10/15/28	1,150,000	1,003,650
Diamond BC BV
4.63% due 10/01/29[5]	825,000	669,009
Valvoline, Inc.
3.63% due 06/15/31[5]	760,000	612,029
Mirabela Nickel Ltd.
due 06/24/19†††,9,10	2,667,995	133,400
Total Basic Materials		34,680,478
Technology - 1.7%
AthenaHealth Group, Inc.
6.50% due 02/15/30[5]	7,900,000	6,248,458
NCR Corp.
5.25% due 10/01/30[2,5]	3,150,000	2,604,301
6.13% due 09/01/29[5]	1,550,000	1,507,375
5.13% due 04/15/29[5]	900,000	768,620
Central Parent Incorporated / CDK Global Inc
7.25% due 06/15/29[2,5]	3,400,000	3,324,590
Broadcom, Inc.
3.19% due 11/15/36[2,5]	4,400,000	3,186,171
Playtika Holding Corp.
4.25% due 03/15/29[2,5]	2,025,000	1,640,250

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 46.7% (continued)
Technology - 1.7% (continued)
Twilio, Inc.
3.88% due 03/15/31[2]	2,000,000	$1,637,500
TeamSystem S.p.A.
3.50% due 02/15/28	EUR 1,700,000	1,599,578
Oracle Corp.
3.95% due 03/25/51[2]	2,100,000	1,508,395
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]	1,800,000	1,489,114
Booz Allen Hamilton, Inc.
4.00% due 07/01/29[5]	325,000	285,113
Total Technology		25,799,465
Utilities - 1.1%
Midcap Funding XLVI Trust
8.08% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/23◊,†††	9,048,620	9,047,767
Terraform Global Operating, LP
6.13% due 03/01/26[2,5]	5,255,000	5,044,905
Clearway Energy Operating LLC
3.75% due 02/15/31[2,5]	1,663,000	1,353,266
3.75% due 01/15/32[5]	525,000	416,063
Total Utilities		15,862,001
Total Corporate Bonds
(Cost $793,736,407)		692,140,623
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9%
Consumer, Cyclical - 7.8%
First Brands Group LLC
10.25% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27	7,948,458	7,678,117
Pacific Bells LLC
9.34% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	7,970,330	7,646,575
FR Refuel LLC
9.23% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/08/28†††	7,920,000	7,583,400
CD&R Firefly Bidco Ltd.
7.78% (3 Month GBP SONIA + 4.25%, Rate Floor: 4.25%) due 06/23/25	GBP 5,340,000	6,203,006
Accuride Corp.
9.98% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	6,322,418	5,148,282
MB2 Dental Solutions LLC
10.72% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	5,076,447	4,989,055
Alexander Mann
9.79% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	2,600,000	2,470,000
8.55% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP 1,150,000	1,308,123
7.21% (1 Month GBP SONIA + 3.25%, Rate Floor: 3.25%) due 12/16/24†††	GBP 411,184	472,666
Secretariat Advisors LLC
9.48% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/29/28†††	4,362,000	4,187,520
SP PF Buyer LLC
9.13% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	5,827,107	4,009,049
Zephyr Bidco Ltd.
8.71% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP 3,000,000	3,328,322
11.46% (1 Month GBP SONIA + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 360,000	330,667
Truck Hero, Inc.
8.38% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 01/31/28	3,930,000	3,549,301
NFM & J LLC
10.70% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	3,272,832	3,200,242
WIRB - Copernicus Group, Inc.
8.95% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	3,076,644	2,931,796

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9% (continued)
Consumer, Cyclical - 7.8% (continued)
BRE/Everbright M6 Borrower LLC
9.58% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 09/09/26	2,940,000	$2,915,510
Breitling Financing SARL
5.63% (3 Month EURIBOR + 3.43%, Rate Floor: 3.43%) due 10/25/28	EUR 2,800,000	2,862,305
The Facilities Group
10.48% ((1 Month USD LIBOR + 5.75%) and (3 Month USD LIBOR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††	2,913,579	2,848,957
PetSmart LLC
8.47% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28	2,807,250	2,797,312
Arcis Golf LLC
8.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 11/24/28	2,704,563	2,691,040
BGIS (BIFM CA Buyer, Inc.)
8.13% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	2,663,497	2,630,204
PAI Holdco, Inc.
8.58% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 10/28/27	2,805,061	2,584,864
Packers Holdings LLC
7.85% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	2,728,459	2,493,129
TTF Holdings Intermediate LLC
8.69% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 03/31/28	2,262,299	2,252,413
BCP V Modular Services Holdings IV Ltd.
6.70% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 12/15/28	EUR 2,000,000	2,031,973
Michaels Stores, Inc.
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/15/28	2,208,437	2,017,959
OEConnection LLC
8.71% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 09/25/26	2,002,797	1,966,086
BCPE Empire Holdings, Inc.
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	1,839,416	1,809,525
CNT Holdings I Corp.
8.13% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 11/08/27	1,817,625	1,783,090
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.13% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	2,468,768	1,746,653
SHO Holding I Corp.
10.08% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24	1,930,812	1,341,915
10.06% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24	32,514	22,597
9.65% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 04/27/24†††	424,000	304,220
10.08% (3 Month USD LIBOR + 2.23%, Rate Floor: 3.23%) due 04/29/24†††	323	232
Camin Cargo Control, Inc.
11.13% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/04/26†††	1,616,873	1,552,198
Checkers Drive-In Restaurants, Inc.
9.21% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	1,734,286	1,382,018
Sweetwater Sound
8.94% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/05/28†††	1,413,714	1,328,891
Holding SOCOTEC
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/30/28	1,336,500	1,294,173

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9% (continued)
Consumer, Cyclical - 7.8% (continued)
Galls LLC
11.59% ((3 Month USD LIBOR + 6.75%) and (3 Month Term SOFR + 6.75%), Rate Floor: 7.75%) due 01/31/25†††	931,677	$908,385
11.36% ((1 Month USD LIBOR + 6.75%) and (3 Month USD LIBOR + 6.75%), Rate Floor: 6.75%) due 01/31/24†††	139,961	136,462
11.58% (3 Month USD LIBOR + 6.75%, Rate Floor: 8.25%) due 01/31/25†††	125,139	122,011
Congruex Group LLC
10.58% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29	1,194,000	1,166,144
Fertitta Entertainment LLC
8.62% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/29	1,191,748	1,158,236
ImageFIRST Holdings LLC
9.23% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 04/27/28	1,084,111	1,029,906
PT Intermediate Holdings III LLC
10.23% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/01/28†††	989,210	949,641
Elvis UK HoldCo Ltd.
due 10/19/28	EUR 800,000	836,425
Alterra Mountain Co.
8.13% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28	585,733	583,536
Caesars Entertainment, Inc.
7.97% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/25/30	550,000	548,702
Outcomes Group Holdings, Inc.
12.54% (3 Month Term SOFR + 7.50%, Rate Floor: 7.50%) due 10/26/26†††	450,000	427,500
Mavis Tire Express Services TopCo Corp.
8.73% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28	320,125	309,378
EG Finco Ltd.
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	285,061	265,819
Sotheby's
9.33% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 01/15/27	235,045	233,988
Scientific Games Holdings, LP
8.10% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/04/29	124,688	122,485
Total Consumer, Cyclical		116,492,003
Consumer, Non-cyclical - 6.7%
HAH Group Holding Co. LLC
9.72% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	7,214,590	7,076,100
9.72% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27†††	529,860	521,912
LaserAway Intermediate Holdings II LLC
10.58% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27	7,634,442	7,472,210
Quirch Foods Holdings LLC
9.49% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 10/27/27	7,136,354	6,654,650

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9% (continued)
Consumer, Non-cyclical - 6.7% (continued)
Southern Veterinary Partners LLC
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	6,628,334	$6,429,484
Women's Care Holdings, Inc.
9.33% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28	6,722,625	6,277,251
Florida Food Products LLC
9.63% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28	5,658,000	5,233,650
Blue Ribbon LLC
10.57% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	6,395,180	4,815,571
Kronos Acquisition Holdings, Inc.
8.70% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	2,918,994	2,833,847
11.02% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26	1,782,000	1,737,450
Gibson Brands, Inc.
9.92% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	4,875,750	3,851,843
Inception Holdco SARL
7.89% (3 Month EURIBOR + 5.75%, Rate Floor: 5.75%) due 09/26/29†††	EUR 3,600,000	3,690,913
Mission Veterinary Partners
8.64% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	3,950,000	3,581,346
National Mentor Holdings, Inc.
8.47% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	4,323,821	3,332,066
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	150,000	115,594
Cambrex Corp.
8.22% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/04/26	3,252,354	3,199,503
Dhanani Group, Inc.
10.66% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/10/27†††	2,972,727	2,943,000
Chefs' Warehouse, Inc.
9.47% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	2,743,125	2,729,409
Weber-Stephen Products LLC
7.88% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	3,057,229	2,659,790
Arctic Glacier Group Holdings, Inc.
8.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,290,740	2,110,344
PetIQ LLC
8.84% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††	2,265,500	2,038,950
Confluent Health LLC
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 0.50%) due 11/30/28	2,077,417	1,781,385
Packaging Coordinators Midco, Inc.
8.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/30/27	1,768,500	1,731,202
Sierra Acquisition, Inc.
8.83% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24	2,367,712	1,645,560
PlayPower, Inc.
12.25% (Commercial Prime Lending Rate + 4.50%, Rate Floor: 4.50%) due 05/08/26	2,151,126	1,628,145

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9% (continued)
Consumer, Non-cyclical - 6.7% (continued)
Moran Foods LLC
11.93% (3 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 06/30/26†††	1,142,392	$1,090,242
14.18% (3 Month Term SOFR + 9.50%, Rate Floor: 9.50%) due 12/31/26†††	603,044	409,102
EyeCare Partners LLC
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	1,704,571	1,418,527
Resonetics LLC
9.10% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28	1,481,250	1,417,556
Fender Musical Instruments Corp.
8.66% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/01/28	1,483,357	1,320,188
Hearthside Group Holdings LLC
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,392,000	1,240,620
Stars UK Bidco Ltd.
8.00% (6 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 08/09/29	EUR 1,000,000	1,033,987
Endo Luxembourg Finance Company I SARL
due 03/27/28,[9]	1,283,750	1,010,953
IVC Acquisition Ltd.
6.29% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/13/26	EUR 1,000,000	1,000,700
Pearl Intermediate Parent LLC
8.13% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	783,797	746,371
Zep, Inc.
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	923,618	725,040
Balrog Acquisition, Inc.
8.95% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 09/05/28	718,750	694,715
Rainbow Finco SARL
9.05% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/26/29†††	700,000	619,500
Snacking Investments US LLC (Arnott's)
8.57% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/18/26	463,571	461,253
TGP Holdings LLC
8.08% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28	376,981	300,431
Recess Holdings, Inc.
8.58% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	289,313	288,410
Triton Water Holdings, Inc.
8.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	225,000	208,998
Total Consumer, Non-cyclical		100,077,768
Industrial - 5.4%
Arcline FM Holdings LLC
9.48% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	7,208,750	6,842,329
CapStone Acquisition Holdings, Inc.
9.47% (1 Month Term SOFR + 4.75%, Rate Floor: 1.00%) due 11/12/27†††	4,842,608	4,648,904
DXP Enterprises, Inc.
9.95% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/23/27	4,457,277	4,345,845
NA Rail Hold Co. LLC
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.25%) due 10/19/26	4,272,387	4,272,387

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9% (continued)
Industrial - 5.4% (continued)
Integrated Power Services Holdings, Inc.
9.13% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	3,963,410	$3,844,507
Merlin Buyer, Inc.
8.62% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28	3,970,000	3,786,388
Charter Next Generation, Inc.
8.48% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	3,724,000	3,659,426
Mileage Plus Holdings LLC
10.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	3,375,000	3,510,844
US Farathane LLC
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24	3,765,689	3,476,973
American Bath Group LLC
8.22% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/23/27	3,685,602	3,367,719
PECF USS Intermediate Holding III Corp.
8.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	3,960,000	3,358,238
Aegion Corp.
9.38% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28	3,043,122	2,961,353
StandardAero
8.22% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/06/26	2,903,715	2,839,776
ASP Dream Acquisiton Co. LLC
8.97% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/15/28	2,481,250	2,444,031
STS Operating, Inc. (SunSource)
8.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	2,381,399	2,335,271
Minerva Bidco Ltd.
8.05% (3 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 07/30/25	GBP 2,000,000	2,266,987
ILPEA Parent, Inc.
9.14% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/22/28	2,279,941	2,228,642
Atlantic Aviation
8.62% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 09/22/28	2,200,000	2,200,000
WP CPP Holdings LLC
8.58% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 04/30/25	2,282,227	2,076,119
Dispatch Terra Acquisition LLC
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	2,068,500	1,825,451
Service Logic Acquisition, Inc.
8.82% ((2 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 10/29/27	1,820,311	1,793,007
Pelican Products, Inc.
8.71% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	1,930,500	1,718,145
Anchor Packaging LLC
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/18/26	1,598,578	1,558,613
Protective Industrial Products, Inc.
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	1,350,935	1,273,256

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9% (continued)
Industrial - 5.4% (continued)
Transcendia Holdings, Inc.
8.13% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,712,580	$1,164,555
API Holdings III Corp.
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/09/26†††	1,544,000	1,150,280
TK Elevator Midco GmbH
5.43% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR 683,968	676,640
TK Elevator Midco GmbH
8.60% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	632,299	617,579
MI Windows And Doors LLC
8.22% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/20/27	611,820	606,974
Mauser Packaging Solutions Holding Co.
8.56% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/14/26	600,000	594,108
Duran, Inc.
8.13% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/29/24†††	475,023	466,314
CPM Holdings, Inc.
8.07% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/17/25	409,505	408,481
YAK MAT (YAK ACCESS LLC)
due 07/10/26[9]	5,605,000	297,065
Osmose Utility Services, Inc.
7.88% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28	299,242	288,162
Titan Acquisition Ltd. (Husky)
8.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	288,879	276,403
Park River Holdings, Inc.
8.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	238,174	218,327
Sundyne (Star US Bidco)
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27†††	121,521	118,483
White Cap Supply Holdings LLC
8.37% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/19/27	99,497	97,852
Air Canada
8.37% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	82,989	82,756
Total Industrial		79,698,190
Technology - 4.3%
Avalara, Inc.
11.83% (3 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 10/19/28†††	7,000,000	6,904,580
Polaris Newco LLC
8.07% ((1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%), Rate Floor: 3.50%) due 06/04/26†††	5,478,400	5,031,367
Project Ruby Ultimate Parent Corp.
10.37% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 03/10/28†††	4,987,500	4,984,966
Datix Bidco Ltd.
9.94% (6 Month GBP SONIA + 7.75%, Rate Floor: 8.44%) due 04/27/26†††	GBP 1,775,000	2,090,935
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	2,001,644	1,957,007
12.20% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	300,111	293,959
24-7 Intouch, Inc.
9.38% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25	4,128,768	3,999,744

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9% (continued)
Technology - 4.3% (continued)
Indicor LLC
8.93% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/22/29	2,600,000	$2,563,600
Sitecore Holding III A/S
9.02% (3 Month EURIBOR + 7.00%, Rate Floor: 2.02%) due 03/12/26†††	EUR 1,360,749	1,429,440
11.72% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††	1,113,858	1,103,742
CDK Global, Inc.
9.08% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/06/29	2,500,000	2,490,375
Apttus Corp.
9.08% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	2,437,875	2,335,801
Atlas CC Acquisition Corp.
9.40% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	2,089,709	1,824,024
9.14% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	425,026	370,988
Project Ruby Ultimate Parent Corp.
7.88% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	2,259,750	2,192,274
Concorde Lux
6.13% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 2,100,000	2,105,632
Misys Ltd.
8.33% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	2,124,156	1,999,362
RLDatix
12.20% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	1,387,999	1,359,545
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	652,084	637,543
8.47% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/06/26	1,935,000	1,839,217
Team.Blue Finco SARL
5.90% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR 1,750,000	1,746,661
Wrench Group LLC
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	1,763,655	1,734,255
Brave Parent Holdings, Inc.
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,748,646	1,721,105
Navicure, Inc.
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26	1,499,271	1,493,649
Precise Midco BV
6.05% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/13/26	EUR 1,400,000	1,452,242
Aston FinCo SARL
8.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26†††	1,649,000	1,385,160
Park Place Technologies, LLC
9.72% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27	1,368,038	1,324,439
Visma AS
6.59% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/03/25	EUR 1,250,000	1,265,504
CoreLogic, Inc.
8.19% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	1,267,702	1,083,568
Greenway Health LLC
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	952,141	714,106
Sitecore USA, Inc.
11.72% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††	545,357	540,405

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9% (continued)
Technology - 4.3% (continued)
Epicor Software
7.88% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	488,750	$478,315
Aston FinCo SARL
8.70% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP 394,020	439,511
Polaris Newco LLC
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	339,211	313,299
Total Technology		63,206,320
Financial - 2.9%
Eisner Advisory Group
9.98% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28	7,508,772	7,452,456
Higginbotham Insurance Agency, Inc.
9.88% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 11/25/26†††	4,803,415	4,742,892
Jones Deslauriers Insurance Management, Inc.
9.27% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD 5,531,040	3,914,337
Franchise Group, Inc.
9.56% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	3,995,519	3,800,738
Claros Mortgage Trust, Inc.
9.16% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26	3,484,800	3,445,596
HighTower Holding LLC
8.82% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	3,474,290	3,326,633
Alter Domus
8.06% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/28	2,751,000	2,704,591
Apex Group Treasury LLC
9.66% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 07/27/28†††	2,050,000	2,039,750
Duff & Phelps
8.37% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	1,950,000	1,867,729
Avison Young (Canada), Inc.
10.48% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 01/31/26	2,317,695	1,819,390
Cobham Ultra SeniorCo SARL
8.81% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 08/06/29	1,745,625	1,727,628
Nexus Buyer LLC
8.38% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,649,000	1,617,488
Aretec Group, Inc.
8.97% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 10/01/25	1,632,000	1,607,520
Asurion LLC
8.91% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	1,400,000	1,316,700
Sandy Bidco BV
6.04% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/17/29	EUR 1,100,000	1,136,779
Total Financial		42,520,227
Communications - 1.7%
FirstDigital Communications LLC
8.94% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††	8,000,000	7,829,301
Syndigo LLC
9.10% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	4,519,500	4,157,940
Xplornet Communications, Inc.
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	4,591,875	3,808,777

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9% (continued)
Communications - 1.7% (continued)
Flight Bidco, Inc.
12.13% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	3,715,000	$3,362,075
8.13% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	433,040	405,300
Conterra Ultra Broadband Holdings, Inc.
9.47% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/26	2,423,892	2,332,996
Authentic Brands
7.88% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	1,189,703	1,187,657
McGraw Hill LLC
9.82% ((3 Month USD LIBOR + 4.75%) and (6 Month USD LIBOR + 4.75%), Rate Floor: 5.25%) due 07/28/28	987,500	947,012
Recorded Books, Inc.
8.60% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/29/25	846,831	841,233
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	446,625	436,857
Cengage Learning Acquisitions, Inc.
9.88% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	444,375	419,125
Total Communications		25,728,273
Basic Materials - 1.3%
Barentz Midco BV
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/30/27†††	3,234,575	3,121,364
Vector WP Holdco, Inc.
9.63% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/12/28	3,083,850	3,029,883
LTI Holdings, Inc.
9.38% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26	2,981,047	2,897,220
Ascend Performance Materials Operations LLC
8.83% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 08/27/26	2,466,888	2,460,721
DCG Acquisition Corp.
9.22% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,938,567	1,899,796
LSF11 Skyscraper HoldCo SARL
8.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/29/27	1,523,078	1,517,366
Eden S.A.S.
7.33% (3 Month EURIBOR + 5.13%, Rate Floor: 5.13%) due 06/22/29	EUR 1,400,000	1,450,758
NIC Acquisition Corp.
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	1,179,000	981,517
GrafTech Finance, Inc.
7.63% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25	675,000	658,125
Pregis TopCo LLC
8.38% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/31/26	661,625	652,733
Schur Flexibles GmbH
7.63% (3 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR 312,500	247,360
Noranda Aluminum Acquisition Corp.
due 02/28/19†††,9	463,989	46
Total Basic Materials		18,916,889
Utilities - 0.4%
Oregon Clean Energy LLC
8.43% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/01/26	1,985,025	1,936,392

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 30.9% (continued)
Utilities - 0.4% (continued)
Hamilton Projects Acquiror LLC
9.23% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	1,904,112	$1,895,792
Franklin Energy (KAMC Holdings, Inc.)
8.95% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,596,375	1,380,864
Granite Generation LLC
8.38% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26	600,000	573,750
EIF Channelview Cogeneration LLC
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	213,297	212,452
Total Utilities		5,999,250
Energy - 0.4%
Par Petroleum LLC
due 02/14/30	3,900,000	3,846,375
Venture Global Calcasieu Pass LLC
7.26% (1 Month USD LIBOR + 2.63%, Rate Floor: 2.63%) due 08/19/26	967,204	958,741
Permian Production Partners LLC
21.28% (1 Month USD LIBOR + 6.00%, Rate Floor: 13.28%) (in-kind rate was 2.00%) due 11/24/25†††,11	369,767	367,918
Centurion Pipe
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/29/25	192,236	191,156
Total Energy		5,364,190
Total Senior Floating Rate Interests
(Cost $490,513,269)		458,003,110
ASSET-BACKED SECURITIES†† - 16.9%
Collateralized Loan Obligations - 7.0%
Madison Park Funding LIII Ltd.
2022-53A E, 10.65% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,5	18,500,000	16,630,484
Palmer Square Loan Funding Ltd.
2022-1A D, 9.63% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,5	8,750,000	7,830,921
2021-3A D, 9.81% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 07/20/29◊,5	7,000,000	6,364,167
2021-2A D, 9.92% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 05/20/29◊,5	2,000,000	1,822,928
CIFC Funding Ltd.
2021-4RA DR, 11.79% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/17/35◊,5	11,000,000	9,724,382
Boyce Park CLO Ltd.
2022-1A E, 10.90% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,5	10,000,000	8,849,997
Fortress Credit Opportunities IX CLO Ltd.
2021-9A DR, 8.74% (3 Month USD LIBOR + 3.95%, Rate Floor: 3.95%) due 10/15/33◊,5	8,000,000	7,240,882
Carlyle Global Market Strategies
2022-1A E, 12.01% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,5	5,500,000	5,061,157
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 10.88% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,5	4,250,000	3,819,473
LoanCore Issuer Ltd.
2019-CRE2 AS, 6.09% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,5	3,608,167	3,580,705
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[5,12]	3,650,000	2,982,517
2013-1A INC, due 10/15/30[5,12]	3,000,000	470,940
ABPCI Direct Lending Fund CLO II LLC
2021-1A DR, 9.31% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/20/32◊,5	3,000,000	2,745,901

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.9% (continued)
Collateralized Loan Obligations - 7.0% (continued)
Diamond CLO Ltd.
2018-1A D, 8.52% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30◊,5	2,762,385	$2,733,890
Cerberus Loan Funding XL LLC
2023-1A D, due 03/22/35◊,5	2,500,000	2,502,195
LCCM Trust
2021-FL2 C, 6.74% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 12/13/38◊,5	2,600,000	2,476,143
FS Rialto Issuer LLC
2022-FL6 C, 8.79% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,5	2,250,000	2,240,249
Fontainbleau Vegas
10.22% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	2,134,942	2,156,291
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 8.66% (3 Month USD LIBOR + 3.85%, Rate Floor: 3.85%) due 08/26/33◊,5	2,250,000	2,030,405
CIFC Funding 2022-III Ltd.
2022-3A E, 11.92% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,5	2,000,000	1,878,066
Carlyle US CLO Ltd.
2022-4A DR, 11.26% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,5	2,000,000	1,759,959
ACRES Commercial Realty Ltd.
2021-FL2 D, 7.70% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37◊,5	1,750,000	1,655,437
Cerberus Loan Funding XXVI, LP
2021-1A DR, 8.89% (3 Month USD LIBOR + 4.10%, Rate Floor: 4.10%) due 04/15/31◊,5	1,750,000	1,620,892
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[5,12]	3,555,000	1,533,449
FS Rialto
2021-FL2 C, 6.64% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 05/16/38◊,5	1,400,000	1,300,647
Dryden Senior Loan Fund
due 01/15/31[12]	2,998,799	780,914
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[5,12]	2,600,000	768,820
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[5,12]	2,300,000	424,120
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[5,12]	1,850,000	421,319
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[5,12]	1,153,846	405,577
Dryden 37 Senior Loan Fund
2015-37A SUB, due 01/15/31[5,12]	1,050,000	273,429
A10 Permanent Asset Financing LLC
2017-II C1, 6.24% (WAC) due 06/15/51◊,5	250,000	181,883
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[5,12]	3,000,000	156,000
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[5,12]	3,566,667	146,590
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[5,12]	1,500,000	116,100
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[5,12]	2,600,000	112,944
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,12]	814,751	24,443
Avery Point II CLO Ltd.
2013-3X COM , due 01/18/25[12]	759,981	5,221
West CLO Ltd.
2013-1A SUB, due 11/07/25[5,12]	1,350,000	1,755
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[5,12]	602,740	699
Total Collateralized Loan Obligations		104,831,891
Transport-Aircraft - 4.4%
Sprite Ltd.
2021-1, 3.75% due 11/15/46[5]	14,181,760	12,599,993

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.9% (continued)
Transport-Aircraft - 4.4% (continued)
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[5,13]	10,448,281	$9,404,080
AASET Trust
2021-2A, 2.80% due 01/15/47[5]	4,066,634	3,428,591
2019-2, 4.46% due 10/16/39[5]	3,524,131	1,161,207
2019-1, 3.84% due 05/15/39[5]	1,103,909	777,487
2020-1A, 4.34% due 01/16/40[5]	1,111,510	489,677
2020-1A, 3.35% due 01/16/40[5]	592,209	487,820
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	7,508,114	5,987,796
Project Silver
2019-1, 3.97% due 07/15/44[5]	6,152,668	5,214,777
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[5]	4,780,497	3,860,303
Start Ltd.
2018-1, 4.09% due 05/15/43[5]	2,058,125	1,755,360
2018-1, 5.32% due 05/15/43[5]	1,976,829	1,518,621
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[5]	3,456,734	2,834,635
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	1,597,722	1,396,266
2019-1A, 3.97% due 04/15/39[5]	1,382,057	1,205,900
2016-1, 4.45% due 08/15/41	42,628	38,145
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[5]	3,013,054	2,508,091
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[5]	2,542,419	2,123,976
Start II Ltd.
2019-1, 4.09% due 03/15/44[5]	2,176,550	1,908,301
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	2,181,630	1,786,158
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	1,038,268	858,811
2017-1, 6.30% due 02/15/42[5]	800,405	698,070
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[5]	1,870,268	1,295,720
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[5]	775,734	698,987
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	613,456	489,601
Castlelake Aircraft Securitization Trust
2014-1, due 12/31/30†††	3,054,105	291,641
Stripes Aircraft Ltd.
2013-1 A1, 8.09% due 03/20/23†††	46,066	44,856
Total Transport-Aircraft		64,864,870
Financial - 1.7%
Thunderbird A
5.50% due 03/01/37†††	7,954,850	7,835,527
Lightning A
5.50% due 03/01/37†††	7,777,490	7,660,828
Ceamer Finance LLC
3.69% due 03/22/31†††	3,878,560	3,562,967
KKR Core Holding Company LLC
4.00% due 08/12/31†††	2,829,763	2,429,957
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	1,231,430	1,162,327
Thunderbird B
7.50% due 03/01/37†††	1,013,118	972,593
Lightning B
7.50% due 03/01/37†††	990,529	950,908
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	910,891	866,083
Aesf Vi Verdi, LP
2.15% due 11/25/24†††	EUR 185,441	196,469
Total Financial		25,637,659
Whole Business - 1.4%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[5]	7,375,500	7,158,623
TSGE
2017-1, 6.25% due 09/25/31†††	4,975,654	4,609,275
Five Guys Funding LLC
2017-1A, 4.60% due 07/25/47[5]	4,531,000	4,372,614
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[5]	1,218,750	1,113,128
2020-1A, 4.34% due 01/20/50[5]	780,000	697,713
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[5]	1,983,375	1,787,061

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023
Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.9% (continued)
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	99,000	85,645
Total Whole Business		19,824,059
Infrastructure - 1.0%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[5]	8,000,000	7,156,871
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[5]	5,250,000	4,460,615
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[5]	1,810,351	1,787,563
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[5]	1,850,000	1,555,123
Total Infrastructure		14,960,172
Single Family Residence - 0.7%
FirstKey Homes Trust
2022-SFR3, 4.50% due 07/17/26[5]	3,200,000	3,014,286
2020-SFR2, 4.00% due 10/19/37[5]	3,050,000	2,751,753
2020-SFR2, 4.50% due 10/19/37[5]	3,000,000	2,722,445
2020-SFR2, 3.37% due 10/19/37[5]	1,900,000	1,698,013
Total Single Family Residence		10,186,497
Net Lease - 0.5%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[5]	5,260,000	4,405,300
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[5]	3,700,000	3,442,125
Total Net Lease		7,847,425
Insurance - 0.1%
CHEST
due 03/15/43†††	1,500,000	1,500,000

CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[10]	299,712	266,968
Total Insurance		1,766,968
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[5]	1,000,000	812,378
Transport-Rail - 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[5]	116,129	113,988
Total Asset-Backed Securities
(Cost $270,556,014)		250,845,907
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.9%
Residential Mortgage-Backed Securities - 2.4%
LSTAR Securities Investment Ltd.
2023-1, 7.81% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,†††,5	7,651,961	7,664,200
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,5	3,800,000	3,652,054
Carrington Mortgage Loan Trust Series
2006-NC5, 4.77% (1 Month USD LIBOR + 0.15%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	4,262,124	3,623,969
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,10	3,400,000	2,745,091
New Residential Mortgage Loan Trust
2022-NQM5, 6.50% due 11/25/52[5,13]	2,418,257	2,380,271
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 4.79% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	1,697,524	1,216,056
2007-HE4, 4.87% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	952,359	578,407
2007-HE2, 4.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,374,564	523,436
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[5,13]	2,207,060	2,135,096
Lehman XS Trust Series
2006-18N, 4.98% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 12/25/36◊	2,085,857	1,958,772
BRAVO Residential Funding Trust
2022-NQM3, 5.50% (WAC) due 07/25/62◊,5	1,787,376	1,708,970
PRPM LLC
2023-1, 6.88% (WAC) due 02/25/28◊,5	1,700,000	1,682,968

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023
Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.9% (continued)
PRKCM Trust
2022-AFC2, 6.14% (WAC) due 08/25/57◊,5	1,318,435	1,284,573
OBX Trust
2022-NQM8, 6.10% due 09/25/62[5,13]	1,209,428	1,169,179
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[5,13]	1,104,962	1,093,589
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.75% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊	1,488,565	872,075
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,5	852,962	818,712
Total Residential Mortgage-Backed Securities		35,107,418
Government Agency - 1.8%
Fannie Mae
4.00% due 07/01/52[2]	16,190,309	15,386,218
Freddie Mac
4.00% due 06/01/52[2]	12,523,980	11,873,006
Total Government Agency		27,259,224
Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/55◊,5,14	72,668,952	4,499,775
2015-R1, 5.94% (WAC) due 11/25/52◊,10	3,455,413	2,891,381
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,5	1,528,751	1,441,054
2007-AET2, 6.06% due 10/10/52†††,5	459,214	444,365
Total Military Housing		9,276,575
Commercial Mortgage-Backed Securities - 0.1%
GS Mortgage Securities Corporation Trust
2020-DUNE, 7.09% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36◊,5	2,000,000	1,903,967
Total Collateralized Mortgage Obligations
(Cost $77,401,574)		73,547,184
U.S. GOVERNMENT SECURITIES†† - 1.2%
U.S. Treasury Bonds
due 08/15/51[2,15,16]	32,650,000	11,108,707
due 05/15/44[2,15,16]	5,030,000	2,120,069
due 11/15/44[2,15,16]	5,030,000	2,073,421
due 02/15/46[15,16,17]	5,060,000	1,993,458
Total U.S. Government Securities
(Cost $20,319,860)		17,295,655
CONVERTIBLE BONDS†† - 0.2%
Consumer, Non-cyclical - 0.1%
Block, Inc.
due 05/01/26[15]	2,840,000	2,311,760
Communications - 0.1%
Cable One, Inc.
due 03/15/26[15]	1,250,000	979,375
Total Convertible Bonds
(Cost $3,493,342)		3,291,135
FOREIGN GOVERNMENT DEBT†† - 0.2%
Panama Government International Bond
4.50% due 01/19/63	4,150,000	2,955,900
Total Foreign Government Debt
(Cost $4,124,314)		2,955,900
MUNICIPAL BONDS†† - 0.0%
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	329,965
Total Municipal Bonds
(Cost $400,000)		329,965

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
12.20% due 09/30/26	EUR 160,701	164,966
11.30% due 09/30/26	EUR 109,083	111,977
11.94% due 09/30/26	EUR 28,407	29,161
Total Senior Fixed Rate Interests
(Cost $303,565)		306,104

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Contracts	Value
LISTED OPTIONS PURCHASED† - 0.1%
Put Options on:
Equity Options
S&P 500 Index Expiring March 2023 with strike price of $3,900.00 (Notional Value $129,029,875)	325	1,290,250
Total Listed Options Purchased
(Cost $1,575,275)		1,290,250
Notional Amount~
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	41,200,000	$ 59,037
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	41,200,000	59,038
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	44,500,000	97,199
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	41,200,000	89,991
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	40,800,000	89,117
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	44,500,000	63,766
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	20,600,000	44,996
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	20,200,000	28,946
Total OTC Options Purchased
(Cost $1,257,721)		532,090
Total Investments - 130.3%
(Cost $2,062,860,686)		$1,932,419,237

Contracts
LISTED OPTIONS WRITTEN† - (0.2)%
Call Options on:
SPDR S&P 500 ETF Trust Expiring March 2023 with strike price of $406.00 (Notional Value $951,024)	24	$ (5,664)
S&P 500 Index Expiring March 2023 with strike price of $4,000.00 (Notional Value $57,170,160)	144	(702,720)
NASDAQ-100 Index Expiring March 2023 with strike price of $12,075.00 (Notional Value $57,802,176)	48	(1,143,120)
Russell 2000 Index Expiring March 2023 with strike price of $1,895.00 (Notional Value $57,478,827)	303	(1,158,975)
Total Listed Options Written
(Premiums received $3,981,316)		(3,010,479)
Other Assets & Liabilities, net - (30.1)%		(446,040,627)
Total Net Assets - 100.0%		$1,483,368,131

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	369	Mar 2024	$87,406,875	$(876,202)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	$63,300,000	$(599,497)	$(390,860)	$(208,637)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$143,900,000	$(7,515,457)	$829	$(7,516,286)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	29,530,000	31,713,956 USD	03/17/23	$407,005
Morgan Stanley Capital Services LLC	GBP	Sell	21,935,000	26,653,043 USD	03/17/23	263,339
JPMorgan Chase Bank, N.A.	CAD	Sell	8,382,000	6,289,563 USD	03/17/23	126,855
Citibank, N.A.	EUR	Sell	1,200,000	1,285,319 USD	03/17/23	13,110
Barclays Bank plc	EUR	Sell	715,000	764,733 USD	03/31/23	6,664
Barclays Bank plc	GBP	Buy	1,655,000	1,990,467 USD	03/17/23	642
Citibank, N.A.	CAD	Buy	60,000	44,536 USD	03/17/23	(423)
						$817,192

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at February 28, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2023, the total value of segregated securities was $627,930,146.
3	Affiliated issuer.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $762,948,287 (cost $852,539,056), or 51.4% of total net assets.
6	Rate indicated is the 7-day yield as of February 28, 2023.
7	Variable rate security. Rate indicated is the rate effective at February 28, 2023. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.
8	Perpetual maturity.
9	Security is in default of interest and/or principal obligations.
10	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,275,156 (cost $11,217,534), or 0.4% of total net assets — See Note 6.
11	Payment-in-kind security.
12	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
13	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at February 28, 2023. See table below for additional step information for each security.
14	Security is an interest-only strip.
15	Zero coupon rate security.
16	Security is a principal-only strip.
17	All or a portion of this security is pledged as futures collateral at February 28, 2023.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

  BofA — Bank of America

  CAD — Canadian Dollar

  CME — Chicago Mercantile Exchange

  CMS — Constant Maturity Swap

  EUR — Euro

  EURIBOR — European Interbank Offered Rate

  GBP — British Pound

  ICE — Intercontinental Exchange

  ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version V1

  LIBOR — London Interbank Offered Rate

  plc — Public Limited Company

  PPV — Public-Private Venture

  REIT — Real Estate Investment Trust

  SARL —  Société à Responsabilité Limitée

  SOFR — Secured Overnight Financing Rate

  SONIA — Sterling Overnight Index Average

  WAC — Weighted Average Coupon

   See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 192,446,280	$ 3,708,584	$ 801,957	$ 196,956,821
Preferred Stocks	—	101,855,268	906,256	102,761,524
Warrants	56,824	—	11	56,835
Exchange-Traded Funds	86,943,506	—	—	86,943,506
Closed-End Funds	37,003,431	—	—	37,003,431
Money Market Funds	8,159,197	—	—	8,159,197
Corporate Bonds	—	659,662,756	32,477,867	692,140,623
Senior Floating Rate Interests	—	356,795,123	101,207,987	458,003,110
Asset-Backed Securities	—	217,768,512	33,077,395	250,845,907
Collateralized Mortgage Obligations	—	63,997,565	9,549,619	73,547,184
U.S. Government Securities	—	17,295,655	—	17,295,655
Convertible Bonds	—	3,291,135	—	3,291,135
Foreign Government Debt	—	2,955,900	—	2,955,900
Municipal Bonds	—	329,965	—	329,965
Senior Fixed Rate Interests	—	306,104	—	306,104
Options Purchased	1,290,250	532,090	—	1,822,340
Forward Foreign Currency Exchange Contracts**	—	817,615	—	817,615
Total Assets	$ 325,899,488	$ 1,429,316,272	$ 178,021,092	$ 1,933,236,852

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 3,010,479	$ —	$ —	$ 3,010,479
Interest Rate Futures Contracts**	876,202	—	—	876,202
Credit Default Swap Agreements**	—	208,637	—	208,637
Interest Rate Swap Agreements**	—	7,516,286	—	7,516,286
Forward Foreign Currency Exchange Contracts**	—	423	—	423
Unfunded Loan Commitments (Note 5)	—	—	401,410	401,410
Total Liabilities	$ 3,886,681	$ 7,725,346	$ 401,410	$ 12,013,437

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $371,114,385 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at February 28, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 27,773,103	Yield Analysis	Yield	5.7%-13.0%	7.3%
Asset-Backed Securities	3,804,292	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	1,500,000	Third Party Pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	7,664,200	Third Party Pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	1,885,419	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	456,116	Enterprise Value	Valuation Multiple	2.7x-16.2x	8.4x
Common Stocks	344,814	Model Price	Purchase Price	—	—
Common Stocks	1,027	Model Price	Liquidation Value	—	—
Corporate Bonds	25,260,889	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	6,978,660	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	238,318	Model Price	Purchase Price	—	—
Preferred Stocks	906,256	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	45,108,216	Yield Analysis	Yield	8.7%-13.5%	10.6%
Senior Floating Rate Interests	33,077,993	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	12,749,049	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	9,242,333	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	1,030,396	Model Price	Market Comparable Yields	13.2%	13.2%
Warrants	11	Model Price	Liquidation Value	—	—
Total Assets	$178,021,092
Liabilities:
Unfunded Loan Commitments	$ 401,410	Model Price	Purchase Price	—	—

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 28, 2023, the Fund had securities with a total value of $15,941,895 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $33,013,880 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2023:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$23,840,586	$ 5,761,054	$32,918,506	$102,508,562	$-	$2,567,512	$855,025	$168,451,245	$(655,716)
Purchases/(Receipts)	13,072,928	7,750,000	3,999,999	38,313,280	-	5,876	-	63,142,083	(450,563)
(Sales, maturities and paydowns)/Fundings	(2,405,748)	(3,550,531)	(7,717,617)	(17,223,214)	-	(121,133)	-	(31,018,243)	612,990
Amortization of premiums/discounts	440,516	(5,179)	485,000	469,318	-	-	-	1,389,655	(8,819)
Total realized gains (losses) included in earnings	(55,023)	(440,649)	(1,174,492)	(111,200)	-	104,395	-	(1,676,969)	65,130
Total change in unrealized appreciation (depreciation) included in earnings	(1,633,981)	34,924	(1,608,483)	(2,069,289)	-	30,904	51,231	(5,194,694)	35,568
Transfers into Level 3	-	-	8,283,674	7,658,210	11	-	-	15,941,895	-
Transfers out of Level 3	(181,883)	-	(2,708,720)	(28,337,680)	-	(1,785,597)	-	(33,013,880)	-
Ending Balance	$33,077,395	$ 9,549,619	$32,477,867	$101,207,987	$11	$801,957	$906,256	$178,021,092	$(401,410)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 28, 2023	$ (1,588,230)	$ (93,565)	$ (1,192,327)	$ (1,119,512)	$-	$ (9,310)	$ 51,231	$ (3,951,713)	$ (28,419)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which is scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
New Residential Mortgage Loan Trust 2022-NQM5, 6.50% due 11/25/52	7.50%	09/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended February 28, 2023, in which the company is an affiliated issuer, were as follows:
Security Name	Value 05/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/23	Shares 02/28/23	Investment Income
Common Stocks
BP Holdco LLC*	$85,334	$–	$–	$–	$70,141	$155,475	121,041	$–
Targus Group International Equity, Inc.*	113,897	–	(121,133)	104,395	(97,159)	–	–	–
Closed-End Funds
Guggenheim Active Allocation Fund	–	4,433,458	–	–	112,334	4,545,792	315,680	98,561
	$199,231	$4,433,458	$(121,133)	$104,395	$85,316	$4,701,267		$98,561

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing services.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded. The values of other swap agreements entered into by the Fund will generally be valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 2,064,087,856	$ 73,364,000	$ (215,827,031)	$ (142,463,031)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2023. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of February 28, 2023, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Alexander Mann	12/16/24	GBP	2,088,816	$110,960
Avalara, Inc.	10/19/28		700,000	9,542
Care BidCo	05/04/28	EUR	1,000,000	73,078
Confluent Health LLC	11/30/28		108,843	15,510
Fontainbleau Vegas	01/31/26		4,365,058	–
Galls LLC	01/31/24		823	20
Higginbotham Insurance Agency, Inc.	11/25/26		650,614	8,198
Lightning A	03/01/37		13,422,510	–
Lightning B	03/01/37		1,709,471	–
Polaris Newco LLC	06/04/26		921,600	75,202
Schur Flexibles GmbH	09/30/26	EUR	85,220	2,861
SHO Holding I Corp.	04/27/24		76,000	21,470
The Facilities Group	11/30/27		408,937	9,070
Thunderbird A	03/01/37		13,245,150	–
Thunderbird B	03/01/37		1,686,882	–
TK Elevator Midco GmbH	01/29/27	EUR	1,066,032	75,499
				$401,410

* The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR – Euro

GBP – British Pound

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Atlas Mara Ltd.
due 12/31/21[1]	10/01/15	$945,015	$238,315
CBC Insurance Revenue Securitization LLC
2016-1 5.25% due 07/15/46	08/09/19	292,770	266,968
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37[2]	09/23/22	2,801,878	2,745,091
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.94% (WAC) due 11/25/52[2]	09/10/19	3,455,413	2,891,381
Mirabela Nickel Ltd.
due 06/24/19[1]	12/31/13	2,341,590	133,400
Schahin II Finance Co. SPV Ltd.
due 09/25/23[1]	01/08/14	1,380,868	1
		$11,217,534	$6,275,156

[1]	Security is in default of interest and/or principal obligations.
[2]	Variable rate security. Rate indicated is the rate effective at February 28, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	February 28, 2023

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.